As filed with the Securities and Exchange Commission on July 18,
1997

                                          Registration No. _______
                                          File No. _______________

                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549
                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES  ACT OF 1933  / X /

     PRE-EFFECTIVE AMENDMENT NO. ___                     /   /

     POST-EFFECTIVE AMENDMENT NO. ___                   /   /

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
               OF 1940                                 / X /

     AMENDMENT NO. ____                                /  /

               OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
-------------------------------------------------------------------
            (Exact Name of Registrant as Specified in Charter)

          Two World Trade Center, New York, New York  10048-0203
-------------------------------------------------------------------
                 (Address of Principal Executive Offices)

                              (212) 323-0200
-------------------------------------------------------------------
                      (Registrant's Telephone Number)

                          ANDREW J. DONOHUE, ESQ.
                          OppenheimerFunds, Inc.
           Two World Trade Center, New York, New York 10048-0203
-------------------------------------------------------------------
                  (Name and Address of Agent for Service)

Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective:

     /   /  Immediately upon filing pursuant to paragraph (b)
     /   /  On ________________, pursuant to paragraph (b)
     /   /  60 days after filing pursuant to paragraph (a)(1)
     /   /  On ____________, pursuant to paragraph (a)(1)
     /   /  75 days after filing pursuant to paragraph (a)(2)
     /  /  On _____________, pursuant to paragraph (a)(2)of Rule
485

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933:
An indefinite number of Class A, Class B and Class C shares of Beneficial Interest of the Registrant is being registered by this Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

FORM                               N-1A
               OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                           Cross Reference Sheet

Part A of
Form N-1A
Item No.        Prospectus Heading
1               Cover Page
2               Expenses; A Brief Overview of the Fund
3               *
4               Front Cover Page; Investment Objective and
              Policies
5               Expenses; How the Fund is Managed -          Organization
                and History; Back Cover
5A              *
6               Dividends, Capital Gains and Taxes; How the  Fund
                is Managed - Organization and History; The
                Transfer                                     Agent
7               How to Exchange Shares; Special Investor
                Services; Service Plan for Class A shares;
                Distribution and Service Plans for Class B and
                Class C Shares; How to Buy Shares; How to Sell
                Shares; Shareholder Account Rules and Policies
8               How to Sell Shares; How to Exchanges Shares;
                Special Investor Services
9               *

Part B of
Form N-1A
Item No.        Heading in Statement of Additional Information
10              Cover Page
11              Cover Page
12              *
13              Investment Objective and Policies; Other
                Investment Techniques and Strategies; Additional
                Investment Restrictions
14              How the Fund is Managed -- Trustees and Officers
                of                                           the Fund
15              How the Fund is Managed -- Major Shareholders
16              How the Fund is Managed; Additional Information
                about the Fund; Distribution and Service Plans;
                Back Cover
17              How the Fund is Managed
18              Additional Information about the Fund
19              About Your Account -- How to Buy Shares, How to
                Sell Shares, How to Exchange Shares
20              Dividends, Capital Gains and Taxes
21              How the Fund is Managed; Additional Information
                about the Fund - The Distributor; Distribution
                and Service Plans
22              *
23              Financial Statements

----------------
* Not applicable or negative answer.

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Prospectus dated _______________


     Oppenheimer International Small Company Fund is a mutual fund with the investment objective of long-term capital appreciation. Current income is not an objective. The Fund invests primarily in common stocks of companies domiciled, or with primary operations, outside the United States, with market capitalization of $1 billion or less. At least 65% of the Fund's assets are to be invested in small companies in both developed and emerging markets outside the United States. Under normal market conditions, at least 65% of the Fund's assets will be invested in equity securities of companies located in at least three different countries. The Fund may also use "hedging" instruments to try to reduce the risks of market and currency fluctuations that affect the value of the securities the Fund holds.

     Some of the Fund's investment techniques may be considered speculative. Foreign investing involves special risks that do not affect investments in domestic issuers, such as currency fluctuations. Investments in emerging markets can be very volatile. These techniques may increase the risks of investing in the Fund and the Fund's operating costs. You should carefully review the risks associated with an investment in the Fund. Please refer to "Investment Policies and Strategies" for more information about the types of securities the Fund invests in and refer to "Investment Risks" for a discussion of the risks of investing in the Fund.

     This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the ________________ Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).

                                                   [Logo]  OppenheimerFunds

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the F.D.I.C. or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents

     ABOUT THE FUND

          Expenses

          A Brief Overview of the Fund

          Investment Objective and Policies

          Investment Risks

          Investment Techniques and Strategies

          How the Fund is Managed

          Performance of the Fund

     ABOUT YOUR ACCOUNT

          How to Buy Shares
          Class A Shares
          Class B Shares
          Class C Shares

          Special Investor Services
          AccountLink
          Automatic Withdrawal and Exchange Plans
          Reinvestment Privilege
          Retirement Plans

          How to Sell Shares
          By Mail
          By Telephone

          How to Exchange Shares

          Shareholder Account Rules and Policies

          Dividends, Capital Gains and Taxes

A-1       Appendix A: Special Sales Charge Arrangements

ABOUT THE FUND

Expenses

     The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and the share of the Fund's business operating expenses that you will bear indirectly.

     -- Shareholder Transaction Expenses are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your
Account," starting on page ___, for an explanation of how and when these charges apply.


                                   Class A        Class B        Class C
                                   ------              --------       --------
Maximum Sales Charge on            5.75%          None           None
Purchases (as a % of
offering price)
Maximum Deferred Sales Charge      None(1)        5% in the      1% if
(as a % of the lower of the                       1st year,      redeemed
original offering price or redemption                  declining to   within 12
proceeds)                                         1% in the      months of
                                                  6th year and   purchase(2)
                                                       eliminated
                                                       thereafter(2)
Maximum Sales Charge on Reinvested None           None           None
Dividends
Exchange Fee                       None           None           None
Redemption Fee                     None           None           None
>

(1) If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page ____) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 calendar months if you received Fund shares by exchanging shares of 3 other Oppenheimer funds that were purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy Shares -- Buying Class A Shares," below.

(2) For more information on contingent deferred sales charges, see "How to Buy Shares -- Buying Class B Shares" and "How to Buy
Shares -- Buying Class C Shares" below.

       Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment adviser, OppenheimerFunds, Inc. (which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses.

Annual Fund Operating Expenses (as a Percentage of Average Net
Assets)

                              Class A   Class B   Class C
                              Shares    Shares    Shares
                              -------   -------   ---------
Management Fees                   %        %     %
12b-1 Distribution Plan       0.25%     1.00%     1.00%
Fees
Other Expenses                    %        %     %
Total Fund Operating              %         %         %
     Expenses

     The 12b-1 Plan Fees for Class A shares are service fees. The maximum fee is 0.25% of average net assets of that class. For Class B and Class C shares, the 12b-1 Distribution Plan Fees are service fees (the maximum fee is 0.25% of average net assets of the respective class) and the asset-based sales charge of 0.75%. Because the Fund is a new fund and has no operating history, the rates for the management fee and the 12b-1 fees are the maximum rates that can be charged. "Other Expenses" in the table above are estimated based on the Manager's projections of those expenses in the Fund's first year of operations. These plans are described in greater detail in "How to Buy Shares."

     The actual expenses for each class of shares in the Fund's current fiscal year and in future years may be more or less than the numbers in the table, depending on a number of factors, including changes in the actual value of the Fund's assets represented by each class of shares.

       Examples. To try to show the effect of these estimated expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, that the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1 and 3 years:

                    1 year    3 years
                    ------    -------
Class A Shares      $         $
Class B Shares      $         $
Class C Shares      $         $

     If you did not redeem your investment, it would incur the following expenses:


                    1 year    3 years
                    ------    --------
Class A Shares      $         $
Class B Shares      $         $
Class C Shares      $         $

     Because of the effect of the asset-based sales charge and contingent deferred sales charge imposed on Class B and Class C shares, long-term holders of Class B and Class C shares could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares to Class A Shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares -- Buying Class B Shares" for more information.

     These examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the Fund, all of which may be more or less than those shown.

A Brief Overview of the Fund

Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

       What Is The Fund's Investment Objective? The Fund's investment objective is to seek long-term capital appreciation.

        What Does the Fund Invest In? The Fund primarily invests in common stocks of companies domiciled or with primary operations, outside the United States, with market capitalizations of $1 billion or less. At least 65% of the Fund's assets are invested in small companies in both developed and emerging markets outside the U.S. Under normal conditions, at least 65% of the Fund's assets will be invested in equity securities of companies located in at least 3 different countries. The Fund may, from time to time, hold significant cash positions until suitable investment opportunities, consistent with the Fund's objective and policies are available. The Fund may also invest in foreign securities through American Depository Receipts ("ADRs"). The Fund may also use hedging instruments and some derivative investments to try to manage investment risks. These investments are more fully explained in "Investment Objective and Policies," starting on page ___.

       Who Manages the Fund? The Fund's investment adviser is OppenheimerFunds, Inc., which (including subsidiaries) manages investment company portfolios having over $__ billion in assets as of ________________. The Manager is paid an advisory fee by the Fund, based on its net assets. The Fund's portfolio manager, who is primarily responsible for the selection of the Fund's securities, is ______________. The Fund's Board of Trustees, which is elected by shareholders, oversees the investment adviser and the portfolio manager. Please refer to "How the Fund is Managed," starting on page ___ for more information about the Manager and its fees.

        How Risky is the Fund? All investments carry risks to some degree. It is important to remember that the Fund is designed for long-term investors. The Fund's investments are subject to changes in their value from a number of factors such as changes in general stock market movements or the change in value of particular stocks because of an event affecting the issuer. The Fund's investments in foreign securities are subject to additional risks associated with investing abroad, such as the effect of currency rate changes on stock values and the special risks of investing in emerging markets. These changes affect the value of the Fund's investments and its price per share.

     In the Oppenheimer funds spectrum, the Fund is expected to be more volatile than stock funds that do not invest primarily for capital appreciation or in emerging markets, and funds that invest primarily in debt securities. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased for the portfolio, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's objective, and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Objective and Policies" starting on page ___ for a more complete discussion of the Fund's investment risks.

        How Can I Buy Shares? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How to Buy Shares" beginning on page ___ for more details.

        Will I Pay a Sales Charge to Buy Shares? The Fund has three classes of shares. Each class has the same investment portfolio but different expenses. Class A shares are offered with a front-end sales charge, starting at 5.75%, and reduced for larger purchases. Class B and Class C shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge if redeemed within 6 years or 12 months, respectively, of purchase. There is also an annual asset-based sales charge on Class B and Class C shares. Please review "How to Buy Shares" starting on page ___ for more details, including a discussion about factors you and your financial advisor should consider in determining which class may be appropriate for you.

        How Can I Sell My Shares? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer. Please refer to "How to Sell Shares" on page ___. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" on page ___.

Investment Objective and Policies

Objective. The Fund invests its assets to seek long-term capital appreciation.

Investment Policies and Strategies. The Fund seeks capital appreciation by emphasizing investments in common stocks of companies domiciled or with primary operations outside the United States with market capitalization of $1 billion or less, which are described below. The Fund may invest in securities of smaller, less well-known companies. The Fund may hold preferred stock, warrants and rights. Current income is not a consideration in the selection of portfolio securities. A portion of the Fund's assets may be invested in securities for liquidity purposes.

     As a matter of fundamental policy, under normal market conditions (when the Manager believes that the securities markets are not in a volatile or unstable period) the Fund will invest at least 65% of its total assets in foreign common and preferred stocks of at least three different countries other than the United States. The Fund may invest up to 100% of its assets in foreign securities.

     When market or economic conditions are unstable, the Fund may invest substantial amounts of assets in debt securities, such as money market instruments or government securities, for temporary defensive purposes, as described below. The Fund's portfolio manager may employ special investment techniques in selecting securities for the Fund. These are described below. Additional information may be found about them under the same heading in the Statement of Additional Information.

     Because of the types of companies in which the Fund invests and the investment techniques the Fund uses, some of which may be speculative, the Fund is designed for investors who are investing for the long-term and who are willing to accept greater risk of loss of their capital in the hope of achieving greater capital appreciation. Investing for capital appreciation entails the risk of loss of all or part of your investment.

        Can the Fund's Investment Objective and Policies Change?
The Fund's investment policies and techniques are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." The Fund's investment objective is a fundamental policy.

     Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.

        What are "Growth-Type" Companies? They are companies that the Manager believes are entering into a growth cycle in their business, with the expectation that their stock will increase in value. Growth companies may include larger, established companies that the Manager believes are entering a growth phase, perhaps because of the development of new products or markets, improved sales, technological developments, or for other reasons. Growth companies may also include companies that generate or apply new technologies, new or improved distribution techniques, or new services, companies that own or develop natural resources, companies that may benefit from changing consumer demands or lifestyles, or companies with projected earnings growth in excess of the average. They may include newer companies that may be in new or developing industries, or which are developing new products or services, or expanding into new markets for their products. In any case, growth-type companies have what the Manager believes to be favorable prospects for the long-term. Newer growth-type companies normally retain a large part of their earnings for research, development and investment in capital assets. Therefore, they tend not to emphasize the payment of dividends. Since the Fund does not invest for current income, that is not considered to be a negative factor in selecting a stock.

     In selecting stocks for investment, the Manager looks for companies with capable management, sound financial and accounting policies, successful product development and marketing, as well as other factors.

        Foreign Securities. "Foreign Securities" selected by the Fund include equity securities issued by companies organized under the laws of a foreign country, and debt securities (such as convertible debentures or bonds) issued or guaranteed by foreign companies or by foreign governments or their agencies. Foreign securities also include securities that are traded primarily on a foreign securities exchange or over-the-counter market, as well as securities of companies that derive a significant portion of their revenue or profits from foreign business, investments or sales or have a significant portion of their assets abroad. Foreign securities may include securities of foreign issuers represented in the U.S. markets by American Depository Receipts (ADRs) or other similar arrangements. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

        Factors Used in Selecting Foreign Securities. The Fund's portfolio manager presently intends to employ an investment strategy in selecting foreign securities that considers the effects of worldwide trends on the growth of various business sectors. These trends or "global themes" currently include telecommunications expansion, emerging consumer markets, infrastructure development, natural resource use and development, corporate restructuring, capital market development in foreign countries, health care expansion, and global integration. These trends, which may affect the growth of companies which have businesses in these sectors or which are affected by their development, may suggest opportunities for investing the Fund's assets. The Manager does not invest a fixed or specific amount of the Fund's assets in any one sector, and these themes or this investment strategy may change over time.

     The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes as well as in "special situations" the Manager believes present opportunities for capital growth. For example, when a country's economy is expanding, companies in the financial services and consumer products industries may be in a position to benefit from changes in the business cycle and these situations may present long-term growth opportunities.

     When investing the Fund's assets, the Manager considers many factors, including the global themes discussed above, general economic conditions and the trends in foreign stock markets. The Fund may try to hedge against losses in the value of its portfolio of securities by using hedging strategies and derivative investments, described below.

        Debt Securities. The Fund may invest in debt securities of foreign companies or governments, but presently does not plan to invest more than 5% of its total assets in debt securities. To the extent that the Fund does invest in debt securities, it will primarily focus on convertible debt securities, that is, securities that can be converted into the issuer's common stock at the Fund's election. These securities entitle the owner to receive interest until the security is redeemed (or converted) or matures. On maturity the principal is repaid. The Manager considers convertible securities to be "equity equivalents" because of the conversion feature, and the security's rating has less impact on the investment decision than in the case of non-convertible securities.

     These securities are subject to interest rate risks (the price of the security will tend to decrease when interest rates rise, and to increase when interest rates fall). They are also subject to "credit risk" (the risk of the issuer's default). The Fund can invest in debt securities that are unrated or which have ratings in any category (including ratings below investment grade, which involve greater risks of default), but will primarily focus on investment grade securities to the extent it invests in debt securities. A discussion of the rating categories of principal rating organizations is contained in the Statement of Additional Information.

        Domestic Securities. In general, the Fund does not expect to hold significant amounts of securities of U.S. issuers (that is, more than 10% of the Fund's total invested assets). It can, however, hold common and preferred stocks of U.S. companies and may hold U.S. debt securities to the same extent described in "Debt Securities" above. However, when market conditions are unstable it may invest without limit in U.S. Government securities or high-quality U.S. commercial paper for temporary defensive purposes, as discussed below in "Temporary Defensive Measures."

        Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover." The Fund ordinarily does not engage in short-term trading to try to achieve its objective. "Financial Highlights" above shows the Fund's portfolio turnover rate during its past fiscal period.

     Portfolio turnover affects brokerage costs, dealer markups and other transaction costs, and results in the Fund's realization of capital gains or losses for tax purposes. It may also affect the Fund's ability to qualify as a "regulated investment company" under the Internal Revenue Code for tax deductions for dividends and capital gains distributions the Fund pays to shareholders. The Fund intends to qualify as a regulated investment company in its current fiscal year, although it reserves the right not to qualify.

Investment Risks

     All investments carry risks to some degree, whether they are risks that market prices of the investment will fluctuate (this is known as "market risk") or that the underlying issuer will experience financial difficulties and may default on its obligation under a fixed-income investment to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks and the special risks of certain types of investments that the Fund may hold are described below. They affect the value of the Fund's investments, its investment performance and the prices of its shares. These risks collectively form the risk profile of the Fund.

     Because of the types of securities the Fund invests in and the investment techniques the Fund uses, the Fund is designed for investors who are investing for the long term. It is not intended for investors seeking assured income or preservation of capital. While the Sub-Adviser tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased, and in some cases by using hedging techniques, changes in overall market prices can occur at any time, and because the income earned on securities is subject to change, there is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them.

       Foreign Securities Have Special Risks. While foreign securities offer special investment opportunities, there are also special risks. Because the Fund may purchase securities denominated in foreign currencies or traded primarily in foreign markets, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of those foreign securities. Foreign issuers are not required to use generally-accepted accounting principles that apply to U.S. issuers. If securities of a foreign issuer are not registered for sale in the U.S. under U.S. securities laws, the issuer does not have to comply with disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by other factors, including exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors.

     In addition, it is generally more difficult to obtain court judgments outside the U.S. if the Fund were to sue a foreign issuer or broker. Additional costs may be incurred because foreign brokerage commissions are generally higher than U.S. rates, and there are additional custodial costs associated with holding securities abroad. More information about the risks and potential rewards of investing in foreign securities is contained in the Statement of Additional Information.

        Emerging Market Risks. The Fund can invest in securities in any country, developed or undeveloped, including "emerging" markets. In general, "emerging" markets may offer special investment opportunities because their securities markets, industries, capital structure and consumer consumption are growing rapidly, but these countries involve special risks not present in mature foreign markets (such as England, Germany and Japan, for example). Settlement of securities trades may be subject to extended delays, so that the Fund may not receive the proceeds of sales of securities on a timely basis. Emerging markets may have smaller, less developed trading markets and exchanges, which may entail a lack of liquidity (so that the Fund may not be able to dispose of those securities rapidly) and greater volatility, which can affect the value of the securities held by the Fund, and therefore its net asset value per share. There may also be less developed legal and accounting systems and a greater possibility of government limitations on foreign investment.

        Stock Investment Risks. Because the Fund normally invests most, or a substantial portion, of its assets in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile, and stock prices can change substantially. This market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. Not all stock prices change uniformly or at the same time, not all stock markets move in the same direction at the same time, and other factors can affect a particular stock's prices (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors can be predicted.

     As discussed below, the Fund attempts to limit market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company.

     Because of the types of securities the Fund invests in and the investment techniques the Fund uses, some of which may be speculative, the Fund is designed for investors who are investing for the long-term and who are willing to accept greater risks of loss of their investment in the hope of achieving capital appreciation. It is not intended for investors seeking assured income and preservation of capital. Investing for capital appreciation entails the risk of loss of all or part of your investment. Because changes in securities market prices can occur at any time, there is no assurance that the Fund will achieve its investment objective, and when you redeem your shares, they may be worth more or less than what you paid for them.

        Hedging Instruments Can Be Volatile Investments and May Involve Special Risks. The use of hedging instruments requires special skills and knowledge of investment techniques that are different from what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

     Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in
particular hedging   strategies. If a covered call written by the
Fund is exercised on a security that has increased in value, the Fund will be required to sell the security at the call price and will not be able to realize any profit if the security has increased in value above the call price. The use of forward contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. These risks and the hedging strategies the Fund may use are described in greater detail in the Statement of Additional Information.

     There Are Special Risks in Investing in Derivative Investments. The company issuing the instrument may fail to pay the amount due on the maturity of the instrument. Also, the underlying investment or security on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. The performance of derivative investments
may also be influenced by   interest rate and stock market changes
in the U.S. and abroad. All of this can mean that the Fund may realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may trade in the over-the-counter market and may be illiquid. Please refer to "Illiquid and Restricted Securities" for an explanation.

Investment Techniques and Strategies

     The Fund may also use the investment techniques and strategies described below. These techniques involve certain risks. The
Statement of Additional Information contains more information about these practices, including limitations on their use that may help to reduce some of the risks.

        Temporary Defensive Measures. When market conditions are unstable, as a temporary defensive measure, the Fund may invest without limit in debt securities, such as securities issued by the U.S. Government or its agencies or instrumentalities, cash equivalents and commercial paper in the top two rating categories of a nationally-recognized securities rating organization such as Standard & Poor's Corporation. It is expected that in this case the Fund would select short-term debt securities (which are securities maturing in one year or less from date of purchase), since those securities usually may be disposed of quickly and their prices tend not to be as volatile as the prices of longer term debt securities.

     Loans of Portfolio Securities. To raise cash for liquidity purposes, the Fund may lend its portfolio securities, other than in repurchase transactions, to brokers, dealers and other financial institutions. The Fund must receive collateral for a loan. These loans are limited to not more than 25% of the value of the Fund's total assets and are subject to the conditions described in the Statement of Additional Information. The Fund presently does not intend to engage in loans of securities that will exceed 5% of the value of the Fund's total assets in the coming year.

     Repurchase Agreements. To maintain liquidity to meet shareholder redemption requests or to settle portfolio trades, the Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. They are used primarily for cash liquidity purposes.

     Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

     Borrowing for Leverage. The Fund may borrow up to 10% of the value of its net assets from banks on an unsecured basis to buy securities. That percentage limit is a fundamental policy. This is a speculative investment method known as "leverage." This investing technique may subject the Fund to greater risks and costs than funds that do not borrow. These risks may include the possibility that the Fund's net asset value per share will fluctuate more than funds that don't borrow. The Fund can borrow only if it maintains a 300% ratio of net assets to borrowings at all times in the manner set forth in the Investment Company Act. More detail is provided in "Borrowing for Leverage" in the Statement of Additional Information.

        Warrants and Rights. Warrants basically are options to purchase stock at set prices that are valid for a limited period of time. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. The Fund may invest up to 5% of its total assets in warrants or rights. That 5% limitation does not apply to warrants the Fund has acquired as part of units with other securities or that are attached to other securities. No more than 2% of the Fund's total assets may be invested in warrants not listed on either The New York Stock Exchange or The American Stock Exchange. For further details, see "Warrants and Rights" in the Statement of Additional Information.

        Special Situations. The Fund may invest in securities of companies that are in "special situations" that the Manager believes may present opportunities for capital growth. A "special situation" may be an event such as a proposed merger, reorganization, or other unusual development that is expected to occur and which may result in an increase in the value of a company's securities, regardless of general business conditions or the movement of prices in the securities market as a whole. There is a risk that the price of the security may decline if the anticipated development fails to occur.

     Investing In Small, Unseasoned Companies. The Fund may invest in securities of small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors. Securities of these companies may have limited liquidity (which means that the Fund may have difficulty selling them at an acceptable price when it wants to) and the price of these securities may be volatile. See "Investing in Small, Unseasoned Companies" in the Statement of Additional Information for a further discussion of the risks involved in such investments.

     Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or that cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board may increase that limit to 15%). The Fund's percentage limitation on these investments does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis and at times the Fund may be required to sell some holdings to maintain adequate liquidity. See "Restricted and Illiquid Securities" in the Statement of Additional Information for further details.

        Hedging. As described below, the Fund may purchase and sell certain kinds of futures contracts, put and call options, forward contracts, and options on futures and broadly-based stock indices. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on their use, described below. The types of hedging instruments the Fund may use are described below and in greater detail in "Other Investment Techniques and Strategies" in the Statement of Additional Information.

     The Fund may buy and sell options, futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. Some of these strategies, such as selling futures, buying puts and writing covered calls, hedge the Fund's portfolio against price fluctuations.

     Other hedging strategies, such as buying futures and call options, tend to increase the Fund's exposure to the securities market. Forward contracts are used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options are used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options may also provide income to the Fund for liquidity purposes.

        Futures. The Fund may buy and sell futures contracts that relate to(1) broadly-based stock indices (these are referred to as Stock Index Futures) or (2) foreign currencies (these are called
Forward Contracts and are discussed below).

        Put and Call Options. The Fund may buy and sell certain kinds of put options (puts) and call options (calls). A call or put option may not be purchased if the value of all of the Fund's put and call options would exceed 5% of the Fund's total assets. Calls the Fund buys or sells must be traded on a securities or commodities exchange, or be quoted by recognized dealers in those options.

     The Fund may buy calls only on securities, broadly-based stock indices, foreign currencies or Stock Index Futures, or to terminate its obligation on a call the Fund previously wrote.

     The Fund may write (that is, sell) call options. Each call the Fund writes must be "covered" while it is outstanding. That means the Fund must own the investment on which the call was written. The Fund may write calls on futures contracts it owns, but these calls must be covered by securities or other liquid assets the Fund owns and segregates to enable it to satisfy its obligations if the call is exercised. When the Fund writes a call, it receives cash (called a premium). The call gives the buyer the ability to buy the investment on which the call was written from the Fund at the call price during the period in which the call may be exercised. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised, while the Fund keeps the cash premium (and the investment). After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.

     The Fund may purchase put options. Buying a put on an investment gives the Fund the right to sell the investment at a set price to a seller of a put on that investment. The Fund can buy only those puts that relate to securities that the Fund owns, broadly-based stock indices, foreign currencies or Stock Index Futures. The Fund can buy a put on a Stock Index Future whether or not the Fund owns the particular Stock Index Future in its portfolio.

     The Fund may write puts on securities, broadly-based stock indices, foreign currencies or Stock Index Futures in an amount up to 50% of its total assets but only if those puts are covered by segregated liquid assets. In writing puts, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

        Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and foreign currency. The Fund limits its net exposure under forward contracts in a particular foreign currency to the amount of its assets denominated in that currency or denominated in a closely-correlated currency.

       Derivative Investments. In general, a "derivative investment" is a specially designed investment. Its performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity. The Fund can invest in a number of different kinds of "derivative investments." They are used in some cases for hedging purposes and in other cases to attempt to seek increased total return. In the broadest sense, exchange-traded options and futures contracts (discussed in "Hedging," below) may be considered "derivative investments."

        Short Sales Against-the-Box. In a short sale, the seller does not own the security that is sold, but normally borrows the security to fulfill its delivery obligation. The seller later buys the security to repay the loan, in the expectation that the price of the security will be lower when the purchase is made, resulting in a gain. The Fund may not sell securities short except in collateralized transactions referred to as "short sales against-the-box," where the Fund owns an equivalent amount of the securities sold short. This technique is primarily used for tax purposes. No more than 15% of the Fund's net assets will be held as collateral for such short sales at any one time.

Other Investment Restrictions. The Fund has certain investment restrictions that are fundamental policies. Under these restrictions, the Fund cannot do any of the following:

       The Fund cannot buy securities issued or guaranteed by any one issuer (except the U.S. Government or any of its agencies or instrumentalities) if, with respect to 75% of its total assets, more than 5% of the Fund's total assets would be invested in securities of that issuer, or the Fund would then own more than 10% of that issuer's voting securities; and

       The Fund cannot concentrate investments in any particular industry. Therefore the Fund will not purchase the securities of companies in any one industry if, thereafter, 25% or more of the value of the Fund's assets would consist of securities of companies in that industry.

     Unless the Prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in "Investment Restrictions" in the Statement of Additional Information.

How the Fund is Managed

Organization and History. The Fund was organized June __, 1997 as a Massachusetts business trust. The Fund is an open-end, diversified management investment company, with an unlimited number of authorized shares of beneficial interest.

     The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees periodically meet throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. The Trustees are elected by shareholders of the Fund, the initial Board has been elected by the Manager as sole initial shareholder. "Trustees and Officers of the Fund" in the Statement of Additional Information names the Trustees and officers of the Fund and provides more information about them. Although the Fund will not normally hold annual meetings of Fund shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has three classes of shares, Class A, Class B and Class C. All classes invest in the same investment portfolio. Each class has its own dividends and distributions and pays certain expenses, which may be different for the different classes. Each class may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally. Only shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferrable.

The Manager and Its Affiliates. The Fund is managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handling its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

     The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $__ billion as of _____________, and with more than 3 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

        Portfolio Manager. The Portfolio Manager of the Fund is
______________, who is employed by the Manager. He is the person principally responsible for the day-to-day management of the Fund's portfolio. [five year bio of portfolio manager]

        Fees and Expenses. Under the Investment Advisory Agreement the Fund pays the Manager the following annual fees, which decline on additional assets as the Fund grows: 0.80% of the first $250 million of average annual net assets, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, and 0.67% of average annual net assets in excess of $2 billion.

     The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

     There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Fund" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions. When deciding which brokers to use, the Manager is permitted by the Investment Advisory Agreement to consider whether brokers have sold shares of the Fund or any other funds for which the Manager serves as investment adviser.

       The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes the shares of other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

       The Transfer Agent. The Fund's transfer agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund on an "at-cost" basis. It also acts as the shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free number shown below in this Prospectus and on the back cover.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses the terms "total return" and "average annual total return" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class will usually be different as a result of the different kinds of expenses each class bears. These returns measure the performance of a hypothetical account in the Fund over various periods, and do not show the performance of each shareholder's account (which will vary if dividends are received in cash, or shares are sold or purchased). The Fund's performance information may help you see how well your Fund has done over time and to compare it to other funds or market indices.

     It is important to understand that the Fund's total returns represent past performance and should not be considered to be predictions of future returns or performance. This performance data is described below, but more detailed information about how total returns are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.

        Total Returns. There are different types of total returns used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

     When total returns are quoted for Class A shares, normally the current maximum initial sales charge has been deducted. When total returns are shown for Class B or Class C shares, normally the contingent deferred sales charge that applies to the period for which total return is shown has been deducted. However, total returns may also be quoted "at net asset value," without considering the effect of the sales charge, and those returns would be less if sales charges were deducted.

ABOUT YOUR ACCOUNT

How to Buy Shares

Classes of Shares. The Fund offers investors three different classes of shares: Class A, Class B and Class C. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

        Class A Shares. If you buy Class A shares, you may pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page ____.) If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 calendar months if you received Fund shares by exchanging shares of 3 other Oppenheimer funds that were purchased prior to May 1,
1997), you may pay a contingent deferred sales charge. The amount of that sales charge will vary depending on the amount you invested. Sales charge rates are described in "Buying Class A Shares" below.

        Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That sales charge varies depending on how long you own your shares, as described in "Buying Class B Shares" below.

        Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as discussed in "Buying Class C
Shares" below.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

     In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We used the maximum sales charge rates that apply to each class, considering the effect of the annual asset-based sales charge on Class B and Class C shares (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in the investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns and the operating expenses borne by the class you invest in.

     The factors discussed below are not intended to be investment advice or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

       How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on Class B or Class C shares for which no initial sales charge is paid.

        Investing for the Short-Term. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years),you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem in less than 7 years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

     However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A might be more advantageous than Class C (as well as Class B) for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C (and Class B). If investing $500,000 or more, Class A may be more advantageous as your investment horizon approaches 3 years or more.

     And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

         Investing for the Longer Term. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Right of Accumulation.

     Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and therefore, you should analyze your options carefully.

        Are There Differences in Account Features That Matter to You? Because some account features may not be available to Class
B or Class C shareholders, or other features (such as Automatic Withdrawal Plans) might not be advisable (because of the effect of the contingent deferred sales charge) for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. Additionally, dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A, such as the Class B and Class C asset-based sales charges described below and in the Statement of Additional Information. Share certificates are not available for Class B or Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

        How Does It Affect Payments to My Broker? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class. It is important that investors understand that the purposes of the Class B and Class C contingent deferred sales charges and asset-based sales charges are the same as the purpose of the front-end sales charge on sales of Class A shares: that is, to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares. The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by a dealer or financial institution for its own account or for its customers.

     How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

       With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments of as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

       Under pension, profit-sharing plans and Individual
Retirement Accounts IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder
Plan, the $25 minimum applies), and subsequent investments may be as little as $25.

        There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

        How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Distributor, directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents as the Distributor's agent to accept purchase (and redemption) orders. When you buy shares, be sure to specify Class A, Class B, or Class C shares. If you do not choose, your investment will be made in Class A shares.

        Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

       Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, it is recommended that you discuss your investment first with a financial advisor, to be sure that it is appropriate for you.

        Buying Shares Through OppenheimerFunds AccountLink. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. You can then transmit funds electronically to purchase shares, to have the Transfer Agent send redemption proceeds, or to transmit dividends and distributions to your bank account.

        Payment by Federal Funds Wire. Shares may be purchased by Federal Funds wire. The minimum investment is $2,500. You must first call the Distributor's Wire Department at 1-800-525-7041 to notify the Distributor of the wire, and receive further instructions.

     Shares are purchased for your account on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink" below for more details.

        Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Statement of Additional Information.

        At What Price Are Shares Sold? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado. In most cases, to enable you to receive that day's offering price, the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

     If you buy shares through a dealer, the dealer must receive your order by the close of The New York Stock Exchange, on a regular business day and transmit it to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor may, in its sole discretion, reject any purchase order for the Fund's shares.

     Special Sales Charge Arrangements for Certain Persons. Appendix A to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the Former Quest for Value Funds (as defined in that Appendix).

Buying Class A Shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                          Front-End        Front-End
                          Sales Charge     Sales Charge      Commission
                          as Percentage    as Percentage     as Percentage
Amount of                 of Offering      of Amount         of Offering
Purchase                  Price            Invested          Price
---------                 -------------    -------------     -------------

Less than $25,000         5.75%            6.10%             4.75%

$25,000 or more but
less than $50,000         5.50%            5.82%             4.75%

$50,000 or more but
less than $100,000        4.75%            4.99%             4.00%

$100,000 or more but
less than $250,000        3.75%            3.90%             3.00%

$250,000 or more but
less than $500,000        2.50%            2.56%             2.00%

$500,000 or more but
less than $1 million      2.00%            2.04%             1.60%

---------------------
The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

       Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:

         Purchases aggregating $1 million or more;

        Purchases by a retirement plan qualified under section
401(a) if the retirement plan has total plan assets of $500,000 or more;

        Purchases by a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan (not including Section 457 plans), employee benefit plan, group retirement plan (see "How to Buy Shares - Retirement Plans" in the Statement of Additional Information for further details), an employee's 403(b)(7) custodial plan account, SEP IRA, SARSEP, or SIMPLE plan (all of these plans are collectively referred to as "Retirement Plans"); that: (1) buys shares costing $500,000 or more, or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more; or

        Purchases by an OppenheimerFunds Rollover IRA if the purchases are made (1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for these purchases, or (2) by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has made special arrangements with the Distributor for those purchases.

     The Distributor pays dealers of record commissions on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar basis. That commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer commission. No sales commission will be paid to the dealer, broker or financial institution on sales of Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.

     If you redeem any of those shares purchased on or after May 1, 1997, within 12 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge may be equal to 1.0% of either (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original offering price (which is the original net asset value) of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.

     In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

     No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund"s exchange privilege (described below). However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the sales charge will apply.

       Special Arrangements With Dealers. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset
Builder Plans for their clients.

Reduced Sales Charges for Class A Share Purchases. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

        Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

     Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares. You can also include Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

        Letter of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A shares and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

        Waivers of Class A Sales Charges. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information.

     Waivers of Initial and Contingent Deferred Sales Charges for
Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges:

        the Manager or its affiliates;

       present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced
Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;

       registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

       dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

       employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);

        dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products or employee benefit plans made available to their clients (those clients may be charged the transaction fee by their dealer, broker, bank or adviser for the purchase or sale of fund shares);

        (1) investment advisors and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, and
(2) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; (3) clients of such investment advisors or financial planners who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares).

       Employee benefit plans purchasing shares through a shareholder servicing agent which the Distributor has appointed as its agent to accept those purchase orders;

       directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;

       accounts for which Oppenheimer Capital is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts;

       any unit investment trust that has entered into an appropriate agreement with the Distributor;

        a TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995; or

        qualified retirement plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements are consummated and share purchases commence by December 31, 1996.

     Waivers of Initial and Contingent Deferred Sales Charges in
Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

        shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;

        shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or its affiliates acts as sponsor;

        shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
(other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor;

        shares purchased and paid for with the proceeds of shares redeemed in the prior 12 months from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver; or

        shares purchased with the proceeds of maturing principal of units of any Qualified Unit Investment Liquid Trust Series.

Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

        to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

        involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);

        if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

        if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

        for distributions from a TRAC-2000 401(k) plan sponsored by the Distributor due to the termination of the TRAC-2000 program;

       for distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) to return excess contributions; (3) to return contributions made due to a mistake of fact; (4) hardship withdrawals, as defined in the plan; (5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (6) to meet the minimum distribution requirements of the Internal Revenue Code; (7) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (8) for retirement distributions or loans to participants or beneficiaries; (9) separation from service; (10) participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or its subsidiary) offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, or (11) plan termination or "in-service distributions", if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA;

        for distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and

        for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

        Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate not to exceed 0.25% of the average annual net assets of the Class A shares of the Fund. The Distributor uses the service fee to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Plan.

     Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average net assets of Class A shares held in accounts of the service providers or their customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

Buying Class B Shares. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by an increase in net asset value over the initial purchase price. The Class B contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

     To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 6 years, and (3) shares held the longest during the 6-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges," below.

     The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

                                   Contingent Deferred
                                   Sales Charge on Redemptions in
Years Since Beginning of Month In       That Year (As % of Amount
Which Purchase Order Was Accepted       Subject to Charge)
---------------------------------       ----------------------------
0-1                                     5.0%
1-2                                     4.0%
2-3                                     3.0%
3-4                                     3.0%
4-5                                     2.0%
5-6                                     1.0%
6 and following                          None

     In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

        Automatic Conversion of Class B Shares. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed.
When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements -- Class A, Class B and Class C Shares" in the Statement of Additional Information.

Buying Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

     To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period.

       Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

     Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% of the net assets per year of the respective class.

     The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

     The asset-based sales charge allows investors to buy Class B or Class C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. Those payments are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B and Class C shares.

     The Distributor currently pays sales commissions of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

     The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plans for Class B and Class C shares. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the Plan was terminated.

        Waivers of Class B and Class C Sales Charges. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information.

     Waivers for Redemptions in Certain Cases. The Class B and
Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases, if the Transfer Agent is notified that these conditions apply to the redemption:

       distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established);

       redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a "grantor" trust or revocable living trust for which the trustee is also the sole beneficiary (the death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration);

        returns of excess contributions to Retirement Plans;

        distributions from retirement plans to make "substantially equal periodic payments" as permitted in Section 72 (1) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the transfer agent receives the request;

        shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," below;

        distributions from OppenheimerFunds prototype 401(k) plans and for certain Massachusetts Mutual Life Insurance Company prototype 401(k) plans (1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code; (4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (5) for separation from service; or (6) for loans to participants or beneficiaries; or

       Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

     Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

        shares sold to the Manager or its affiliates;
        shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose; and
        shares issued in plans of reorganization to which the Fund is a party.

Special Investor Services

AccountLink. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please call the Transfer Agent for more information.

     AccountLink privileges should be requested on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

        Using AccountLink to Buy Shares. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

       PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.

Shareholder Transactions by Fax. Requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

        Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund, to pay for these purchases.

       Exchanging Shares. With the OppenheimerFunds Exchange
Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special
PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

       Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below, for details.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:

        Automatic Withdrawal Plans. If your Fund account is worth $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Statement of Additional Information for more details.

        Automatic Exchange Plans. You can authorize the Transfer Agent to exchange automatically an amount you establish in advance for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each Oppenheimer funds account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

Retirement Plans. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:

        Individual Retirement Accounts including rollover IRAs, for individuals and their spouses
       403(b)(7) Custodial Plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations
       SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment, including SAR/SEP-IRAs
        Pension and Profit-Sharing Plans for self-employed persons and other employers
        401(k) Prototype Retirement Plans for businesses

     Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.

How to Sell Shares

     You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, or from a retirement plan, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

        Retirement Accounts. To sell shares in an Oppenheimer funds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

        Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

        You wish to redeem more than $50,000 worth of shares and receive a check

        The redemption check is not payable to all shareholders listed on the account statement

        The redemption check is not sent to the address of record on your account statement

       Shares are being transferred to a Fund account with a different owner or name

        Shares are redeemed by someone other than the owners (such as an Executor)

        Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business, or as a fiduciary, you must also include your title in the signature.

Selling Shares by Mail. Write a "letter of instructions" that includes:

        Your name
        The Fund's name
        Your Fund account number (from your account statement)
        The dollar amount or number of shares to be redeemed
        Any special payment instructions
        Any share certificates for the shares you are selling, The signatures of all registered owners exactly as the account is registered, and
       Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

Use the following address for      Send courier or Express Mail
  requests by mail:                  requests to:
     OppenheimerFunds Services     OppenheimerFunds Services
     P.O. Box 5270                 10200 E. Girard Avenue
     Denver, Colorado 80217        Building D
                                   Denver, Colorado 80231

Selling Shares by Telephone. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an Oppenheimer funds retirement plan or under a share certificate by telephone.

        To redeem shares through a service representative, call
1-800-852-8457
       To redeem shares automatically on PhoneLink, call
1-800-533-3310

     Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

        Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone, in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

       Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

Selling Shares Through Your Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Please call your dealer for more information about this procedure. Brokers or dealers may charge for that service. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.

How to Exchange Shares

     Shares of the Fund may be exchanged for shares of certain
Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

        Shares of the fund selected for exchange must be available for sale in your state of residence.
        The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.
        You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day.
        You must meet the minimum purchase requirements for the fund you purchase by exchange.
        Before exchanging into a fund, you should obtain and read its prospectus.

     Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc., offers only one class of shares, which are considered to be Class A shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

     Exchanges may be requested in writing or by telephone:

       Written Exchange Requests. Submit an OppenheimerFunds
Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell
Shares."

        Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

     You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

     There are certain exchange policies you should be aware of:

        Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the sale of portfolio securities at a time or price disadvantageous to the Fund.

        Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

        The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

        For tax purposes, exchanges of shares involve a redemption of the shares of the fund you own and a purchase of shares of the other fund, which may result in a capital gain or loss. For more information about taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.

        If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

        Net Asset Value Per Share is determined for each class of shares as of the close of The New York Stock Exchange on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

        The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

        Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

        The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

        Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

        Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

        The redemption price for shares will vary from day to day because the values of the securities in the Fund's portfolio fluctuate, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B and Class C shares. Therefore, the redemption value of your shares may be more or less than their original cost.

        Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker/dealer, payment will be forwarded within 3 business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by certified check or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

        Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

        Under unusual circumstances, shares of the Fund may be redeemed "in kind", which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.

        "Backup Withholding" of Federal income tax may be applied at the rate of 31% from taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a certified Social Security or Employer Identification Number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of income.

     The Fund does not charge a redemption fee, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How To Buy Shares," you may be subject to a contingent deferred sales charge when redeeming certain Class A, Class B and Class C shares.

       To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.


Dividends, Capital Gains and Taxes

Dividends. The Fund declares dividends separately for Class A, Class B and Class C shares from net investment income, if any, on an annual basis and normally pays those dividends to shareholders in December, but the Board of Trustees can change that date. The Board may also cause the Fund to declare dividends after the close of the Fund's fiscal year (which ends July 31st). Because the Fund does not have an objective of seeking current income, the amounts of dividends it pays, if any, will likely be small. Dividends paid on Class A shares will generally be higher than for Class B or Class C shares because expenses allocable to Class B and Class C shares will generally be higher than for Class A shares. There is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends.

Capital Gains. The Fund may make distributions annually in December out of any net short-term or long-term capital gains, and the Fund may make supplemental distributions of capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the year. Short-term capital gains are treated as dividends for tax purposes. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Distribution Options. When you open your account, specify on your application how you want to receive your distributions. For
OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

        Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.

        Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink.

        Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.

       Reinvest Your Distributions in Another Oppenheimer Fund
Account. You can reinvest all distributions in another Oppenheimer fund account you have established.

Taxes. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you held your shares. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Distributions are subject to federal income tax and may be subject to state or local taxes. Your distributions are taxable when paid, whether you reinvest them in additional shares or take them in cash. Every year the Fund will send you and the IRS a statement showing the amount of all taxable distributions you received in the previous year.

     When more than 50% of its assets are invested in foreign securities at the end of any fiscal year, the Fund may elect that
Section 853 of the Internal Revenue Code will apply to it to permit shareholders to take a credit (or a deduction) on their own federal income tax returns for foreign taxes paid by the Fund. "Dividends, Capital Gains and Taxes" in the Statement of Additional Information contains further information about this tax provision.

        "Buying a Dividend". When a fund goes ex-dividend, its share price is reduced by the amount of the distribution. If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

       Taxes on Transactions. Share redemptions, including redemptions for exchanges, are subject to capital gains tax. Generally speaking, a capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.

        Returns of Capital. In certain cases distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.

     This information is only a summary of certain Federal tax information about your investment. More information is contained in the Statement of Additional Information, and in addition you should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

APPENDIX A

Special Sales Charge Arrangements for Shareholders of the Fund Who Were Shareholders of the Former Quest for Value Funds

     The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Quest for Value Fund, Inc., Quest for Value Growth and Income Fund, Quest for Value Opportunity Fund, Quest for Value Small Capitalization Fund and Quest for Value Global Equity Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund (i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or (ii) received by such shareholder pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.

Class A Sales Charges

       Reduced Class A Initial Sales Charge Rates for Certain Former Quest Shareholders
       Purchases by Groups, Associations and Certain Qualified Retirement Plans. The following table sets forth the initial sales charge rates for Class A shares purchased by a "Qualified Retirement Plan" through a single broker, dealer or financial institution, or by members of "Associations" formed for any purpose other than the purchase of securities if that Qualified Retirement Plan or that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. For this purpose only, a "Qualified Retirement Plan" includes any 401(k) plan, 403(b) plan, and SEP/IRA or IRA plan for employees of a single employer.



                    Front-End      Front-End
                    Sales          Sales          Commission
                    Charge         Charge         as
                    as a           as a           Percentage
Number of           Percentage     Percentage     of
Eligible            of Offering    of Amount      Offering
Employees           Price          Invested       Price
or Members
9 or fewer          2.50%          2.56%          2.00%
At least 10 but
not more than 49    2.00%          2.04%          1.60%

     For purchases by Qualified Retirement plans and Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described on pages ___ and ___ of this Prospectus.

     Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of eligible employees in a Qualified Retirement Plan or members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. In addition, purchases by 401(k) plans that are Qualified Retirement Plans qualify for the waiver of the Class A initial sales charge if they qualified to purchase shares of any of the Former Quest For Value Funds by virtue of projected contributions or investments of $1 million or more each year. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations, or as eligible employees in Qualified Retirement Plans also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

       Special Class A Contingent Deferred Sales Charge Rates. Class A shares of the Fund purchased by exchange of shares of other Oppenheimer funds that were acquired as a result of the merger of Former Quest for Value Funds into those Oppenheimer funds, and which shares were subject to a Class A contingent deferred sales charge prior to November 24, 1995 will be subject to a contingent deferred sales charge at the following rates: if they are redeemed within 18 months of the end of the calendar month in which they were purchased, at a rate equal to 1.0% if the redemption occurs within 12 months of their initial purchase and at a rate of 0.50 of 1.0% if the redemption occurs in the subsequent six months. Class
A shares of any of the Former Quest for Value Funds purchased without an initial sales charge on or before November 22, 1995 will continue to be subject to the applicable contingent deferred sales charge in effect as of that date as set forth in the then-current prospectus for such fund.

        Waiver of Class A Sales Charges for Certain Shareholders. Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
        Shareholders of the Fund who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
        Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

       Waiver of Class A Contingent Deferred Sales Charge in
Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

        Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.
        Participants in Qualified Retirement Plans that purchased shares of any of the Former Quest For Value Funds pursuant to a special "strategic alliance" with the distributor of those funds. The Fund's Distributor will pay a commission to the dealer for purchases of Fund shares as described above in "Class A Contingent Deferred Sales Charge.

Class A, Class B and Class C Contingent Deferred Sales Charge
Waivers

        Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund acquired by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which a former Quest for Value Fund merged, if those shares were purchased prior to March 6, 1995 in connection with (i) distributions to participants or beneficiaries of plans qualified under Section 401(a) of the Internal Revenue Code or from custodial accounts under Section 403(b)(7) of the Code, Individual Retirement Accounts, deferred compensation plans under Section 457 of the Code, and other employee benefit plans, and returns of excess contributions made to each type of plan, (ii) withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

        Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund acquired by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995: (1) distributions to participants or beneficiaries from Individual Retirement Accounts under Section 408(a) of the Internal Revenue Code or retirement plans under
Section 401(a), 401(k), 403(b) and 457 of the Code, if those distributions are made either (a) to an individual participant as a result of separation from service or (b) following the death or disability (as defined in the Code) of the participant or beneficiary; (2) returns of excess contributions to such retirement plans; (3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (4) withdrawals under an automatic withdrawal plan (but only for Class B or C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and (5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in this Fund or another Oppenheimer fund.

Special Dealer Arrangements

     Dealers who sold Class B shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and that were transferred to an OppenheimerFunds prototype 401(k) plan shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000 as to any one plan.

     Dealers who sold Class C shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and (i) the shares held by those plans were exchanged for Class A shares, or (ii) the plan assets were transferred to an OppenheimerFunds prototype 401(k) plan, shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000.

Oppenheimer International Small Company Fund
     Two World Trade Center
     New York, New York 10048-0203
     1-800-525-7048

Investment Adviser
     OppenheimerFunds, Inc.
     Two World Trade Center
     New York, New York 10048-0203

Distributor
     OppenheimerFunds Distributor, Inc.
     Two World Trade Center
     New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1-800-525-7048

Custodian of Portfolio Securities
     The Bank of New York
     One Wall Street
     New York, New York 10015

Independent Auditors
     KPMG Peat Marwick LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Gordon Altman Butowsky
       Weitzen Shalov & Wein
     114 West 47th Street
     New York, New York 10036

No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of
Additional Information, and if given or    made, such information
and representations must not be relied upon as having been authorized by the Fund, OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.

PR0815.001.0097  [Recycled material Logo] Printed on recycled paper

Oppenheimer International Small Company Fund

Two World Trade Center, New York, New York 10048-0203
1-800-525-7048


Statement of Additional Information dated ________________

     This Statement of Additional Information of Oppenheimer International Small Company Fund is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated ______________. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.



Table of Contents

                                                            Page

About the Fund
Investment Objective and Policies. . . . . . . . . . . . . . . . . . . . .
  Investment Policies and Strategies . . . . . . . . . . . . . . . . . . .
  Other Investment Techniques and Strategies . . . . . . . . . . . . . . .
  Other Investment Restrictions. . . . . . . . . . . . . . . . . . . . . .
How the Fund is Managed. . . . . . . . . . . . . . . . . . . . . . . . . .
  Organization of the Fund . . . . . . . . . . . . . . . . . . . . . . . .
  Trustees and Officers of the Fund. . . . . . . . . . . . . . . . . . . .
  The Manager and Its Affiliates . . . . . . . . . . . . . . . . . . . . .
Brokerage Policies of the Fund . . . . . . . . . . . . . . . . . . . . . .
Performance of the Fund. . . . . . . . . . . . . . . . . . . . . . . . . .
Distribution and Service Plans . . . . . . . . . . . . . . . . . . . . . .
About Your Account
  How to Buy Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . .
  How to Sell Shares . . . . . . . . . . . . . . . . . . . . . . . . . . .
  How to Exchange Shares . . . . . . . . . . . . . . . . . . . . . . . . .
Dividends, Capital Gains and Taxes . . . . . . . . . . . . . . . . . . . .
Additional Information About the Fund. . . . . . . . . . . . . . . . . . .
Financial Information About the Fund
Independent Auditors' Report . . . . . . . . . . . . . . . . . . . . . . .
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .
Appendix A:  Corporate Industry Classifications. . . . . . . . . . . . .A-1
Appendix B:  Description of Ratings. . . . . . . . . . . . . . . . . . .B-1

About the Fund

Investment Objective and Policies

Investment Policies and Strategies. The investment objective and policies of the Fund are described in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund may invest, as well as the strategies the Fund may use to try to achieve its objective. Capitalized terms used in this Statement of Additional Information have the same meanings as those terms have in the Prospectus.

    In selecting securities for the Fund's portfolio, the Fund's investment adviser, OppenheimerFunds, Inc. (the "Manager"), evaluates the merits of securities primarily through the exercise of its own investment analysis. This may include, among other things, evaluation of the history of the issuer's operations, prospects for the industry of which the issuer is part, the issuer's financial condition, the issuer's pending product developments and developments by competitors, the effect of general market and economic conditions on the issuer's business, and legislative proposals or new laws that might affect the issuer.

    The Fund intends to spread its investments (invest risk) among the markets of at least three foreign countries under normal market conditions. The percentage of the Fund's assets invested in particular foreign countries will vary from time to time based on the Manager's assessment of the appreciation possibilities of particular issuers as well as market and economic conditions in a particular county, balance of payments, rates of inflation, economic self-sufficiency, and social and political factors that may affect specific markets.

    The portion of the Fund's assets allocated to securities selected for capital appreciation and the investment techniques used will depend upon the judgment of the Fund's Manager as to the future movement of the equity securities markets. If the Manager believes that economic conditions favor a rising market, the Fund will emphasize securities and investment methods selected for high capital growth. If the Manager believes that a market decline is likely, defensive securities and investment methods may be emphasized.

    Current income is not a consideration in the selection of portfolio securities for the Fund, whether for appreciation, defensive or liquidity purposes. The fact that a security has a low yield or does not pay current income will not be an adverse factor in selecting securities to try to achieve the Fund's investment objective of capital appreciation unless the Manager believes that the lack of yield might adversely affect appreciation possibilities.

       Investing in Securities of Growth-Type Companies. The Fund emphasizes securities of "growth-type" companies. Such issuers typically are those the goods or services of which have relatively favorable long-term prospects for increasing demand for their products, or increasing earnings prospects, or ones which develop new products, services or markets and normally retain a relatively large part of their earnings for research, development and investment in capital assets. They may include companies in the natural resources fields or those developing industrial applications for new scientific knowledge having potential for technological innovation, such as information technology, biochemistry, communications, environmental products, oceanography, business services and new consumer products. Growth-type companies may include relatively new businesses as well as larger mature businesses that the Manager believes are entering a grow phase because of the development of new products, businesses, markets or other factors. Therefore, the Manger does not limit the selection of investments in growth-type companies to issuers having a market capitalization within a specific range.

       Investing in Small, Unseasoned Companies.   Some growth-type
companies may be newer start-up businesses that do not have a substantial operating history. The securities of these small, unseasoned companies may have a limited trading market, which may adversely affect the Fund's ability to sell them and can reduce the price the Fund might be able to obtain for them. If other investors holding the same securities as the Fund sell them when the Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained, because of the thinner market for such securities. Additionally, investments in these companies tend to involve greater risks then larger more established companies, such as the risk that their securities may be subject to more abrupt or erratic market movements. These companies also may have limited product lines, markets or financial resources.

       Foreign Securities. "Foreign securities" include companies organized under the laws of countries other than the United States, debt securities of foreign governments, and equity and debt securities of U.S. corporations denominated in non-U.S. currencies, that are traded on foreign securities exchanges or in the foreign over-the-counter markets. Securities of foreign issuers that are represented by American Depository Receipts or similar depository arrangements and that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are also considered "foreign securities" for the purpose of the Fund's investment allocations, because they are subject to some of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad, typically because the issuer of the security is domiciled in a foreign country, or has substantial assets or business operations in a foreign county, or its securities are primarily trades on a foreign securities exchange.

    Investing in foreign securities offers the Fund potential benefits not available from investing in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S. It may enable the Fund to take advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. If the Fund's portfolio securities are held in foreign countries, the countries in which the securities are held abroad and the sub-custodians or depositories holding them must be approved by the Fund's Board of Trustees to the extent that approval is required under applicable rules of the Securities and Exchange Commission. In buying foreign securities, the Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

       Risks of Foreign Investing. Investing in foreign securities involves special additional risks and considerations not typically associated with investing in securities of issuers traded in the U.S. These include: fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges, which affects the ability to dispose of a security; greater volatility and less liquidity in some foreign markets, particularly emerging markets, than in the U.S.; less governmental oversight and regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits against foreign issuers; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; possibilities in some countries of expropriation or nationalization of assets, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; unfavorable differences between the U.S. economy and foreign economies; and the effects of foreign taxes on income and capital gains In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed. Costs of transactions in foreign securities are generally higher than for transactions in U.S. securities, including higher custodial costs, which will increase the Fund's expenses over those typically associated with funds that do not invest in foreign securities.

    A number of current significant political demographic and economic developments may affect investments in foreign securities and in securities of companies with operations overseas. Such developments include dramatic political changes in government and economic policies in several Eastern European countries, Germany and the republics comprising the former Soviet Union, as well as unification of the European Economic Community. The course of any of one or more of these events and the effect on trade barriers, competition and markets for consumer goods and services is uncertain. With roughly two-thirds of all outstanding equity securities now traded outside of the United States, the Fund's international scope enables it to attempt to take advantage of other world markets and companies and seek to protect itself against declines in any single economy.

      Special Risks of "Emerging Markets." Investments in securities traded in "emerging markets" (which are trading markets that are relatively new in countries with developing economies) involve more risks that other foreign securities. Emerging markets may have extended settlement periods for securities transactions so that the Fund might not receive the repayment of principal or income on its investments on a timely basis, which could affect its net asset value. There may be a lack of liquidity for emerging market securities. Interest rates and foreign currency exchange rates may be more volatile. Government limitations on foreign investments may be more likely to be imposed than in more developed countries. Emerging markets may respond in a more volatile manner to economic changes than those of more developed countries.

       Convertible Securities.  While convertible securities are
a form of debt security in many cases, their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed-income securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors: (1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer, (2) whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of converting the convertible securities), and (3) the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

       Special Risks of Lower-Rated Securities. The Fund may invest in higher-yielding, lower-rated debt securities, commonly known as "junk bonds," because these securities generally offer higher income potential than investment grade securities. As stated in the Prospectus, the Fund does not presently intend to invest more than 5% of its total assets in debt securities. Lower-rated securities are also referred to as lower-grade securities. "Lower-grade" debt securities are those rated below "investment grade," which means they have a rating lower than "Baa" by Moody's Investors Service, Inc. ("Moody's") or lower than "BBB" by Standard & Poor's Corporation ("S&P") or similar ratings by other rating organizations. The Fund may invest in securities rated as low as "C" or "D" or which may be in default at the time the Fund buys them. While securities rated "Baa" by Moody's or "BBB" by S&P are investment grade and are not regarded as "junk bonds," those securities may be subject to greater market fluctuations and risks of loss of income and principal than higher grade securities and may be considered to have certain speculative characteristics. The Fund may invest in unrated securities that the Manager believes offer yields and risks comparable to rated securities.

    High-yield, lower-grade securities, whether rated or unrated, often have speculative characteristics. Lower-grade securities have special risks that make them riskier investments than investment grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade securities. There may be less of a market for them and therefore they may be harder to sell at an
acceptable price.   There is a relatively greater possibility that
the issuer's earnings may be insufficient to make the payments of interest due on the bonds. The issuer's low creditworthiness may increase the potential for its insolvency. Further, a decline in the high-yield bond market is likely during an economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high-yield securities and adversely affect the value of outstanding securities and the ability of issuers to repay principal and interest.

    These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities. The Fund is not obligated to dispose of securities when issuers are in default or if the rating of the security is reduced.

       Warrants and Rights. Warrants basically are options to purchase equity securities at specified prices valid for a specific period of time. Their prices do not necessarily move in a manner parallel to the prices of the underlying securities. The price paid for a warrant will be lost unless the warrant is exercised prior to expiration. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

       Illiquid and Restricted Securities. To enable the Fund to sell (in the Unites States) restricted securities not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund, if such registration is required before such securities may be sold publicly. When registration must be arranged because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the securities and the time the Fund would be permitted to sell them. The Fund would bear the risks of any downward price fluctuation during that period. The Fund may also acquire, through private placements, securities having contractual restrictions on their resale, which might limit the Fund's ability to dispose of such securities and might lower the amount realizable upon the sale of such securities.

    The Fund has percentage limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Trustees of the Fund or by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.

       Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements for liquidity purposes to meet anticipated redemptions, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of purchases of portfolio securities.

    In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor. An "approved vendor" is a commercial bank or the U.S. branch of a foreign bank, or a broker-dealer which has been designated a primary dealer in government securities, which must meet credit requirements set by the Fund's Board of Trustees from time to time. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended (the "Investment Company Act"), collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Fund's Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Loans of Portfolio Securities. The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit, U.S. government securities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finder's, administrative or other fees the Fund pays in connection with the loan. The Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Trustees. The Fund will not lend its portfolio securities to any officer, trustee, employee or affiliate of the Fund or its Manager. The terms of the Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

       Borrowing For Leverage. From time to time, the Fund may increase its ownership of securities by borrowing from banks on an unsecured basis and investing the borrowed funds, subject to the restrictions stated in the Prospectus. Any such borrowing will be made only from banks, and pursuant to the requirements of the Investment Company Act, will be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of the Fund's assets, when computed in that manner, should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet that coverage requirement. To do so, the Fund may have to sell a portion of its investments at a time when it would otherwise not want to sell the securities. Interest on money the Fund borrows is an expense the Fund would not otherwise incur, so that during periods of substantial borrowings, its expenses may increase more than the expenses of funds that do not borrow.

Other Investment Techniques and Strategies

        Hedging With Options and Futures Contracts. The Fund may use hedging instruments for the purposes described in the Prospectus. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, or to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund may: (i) sell Futures, (ii) buy puts on such Futures or securities, or (iii) write covered calls on securities or on Futures. When hedging to establish a position in the equity securities markets as a temporary substitute for the purchase of individual equity securities the Fund may: (i) buy Futures, or (ii) buy calls on such Futures or securities held by it. Normally, the Fund would then purchase the equity securities and terminate the hedging position.

    The Fund's strategy of hedging with Futures and options on Futures will be incidental to the Fund's investment activities in the underlying cash market. In the future, the Fund may employ hedging instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective, and are legally permissible and disclosed in the Prospectus. Additional information about the hedging instruments the Fund may use is provided below.

        Stock Index Futures. The Fund may buy and sell futures contracts relating to a securities index ("Financial Futures"), including "Stock Index Futures," a type of Financial Future for which the index used as the basis for trading is a broadly-based stock index (including stocks that are not limited to issuers in a particular industry or group of industries). A stock index assigns relative values to the common stocks included in the index and fluctuates with the changes in the market value of those stocks. Stock indices cannot be purchased or sold directly. Financial Futures are contracts based on the future value of the basket of securities that comprise the underlying index. The contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction or to enter into an offsetting contract. No physical delivery of the securities underlying the index is made on settling the futures obligation. No monetary amount is paid or received by the Fund on the purchase or sale of a Financial Future or Stock Index Future.

    Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment, in cash or U.S. Treasury bills, with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian in an account registered in the futures broker's name; however, the futures broker can gain access to that account only under certain specified conditions. As the Future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis.

    At any time prior to the expiration of the Future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the Future for tax purposes. Although Financial Futures by their terms call for settlement by the delivery of cash, in most cases the settlement obligation is fulfilled without such delivery by entering into an offsetting transaction. All Futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

       Writing Covered Calls. As described in the Prospectus, the Fund may write covered calls. When the Fund writes a call on an investment, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying investment) regardless of market price changes during the call period. To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium received on the call the Fund has written is more or less than the price of the call the Fund subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Those profits are considered short-term capital gains for Federal income tax purposes, as are premiums on lapsed calls, and when distributed by the Fund are taxable as ordinary income.
If the Fund could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable investment until the call lapsed or was exercised.

    The Fund may also write calls on Futures without owning a futures contract or deliverable securities, provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar value of deliverable securities or liquid assets of any type, including equity and debt securities. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Future. In no circumstances would an exercise notice as to a Future put the Fund in a short futures position.

    The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written options that are traded on exchanges, or as to other acceptable escrow securities, so that no margin will be required from the Fund for such option transactions. OCC will release the securities covering a call on the expiration of the call or when the Fund enters into a closing purchase transaction. Call writing affects the Fund's turnover rate and the brokerage commissions it pays. Commissions, normally higher than on general securities transactions, are payable on writing or purchasing a call.

        Purchasing Puts and Calls. The Fund may purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund purchases a call, it pays a premium (other than in a closing purchase transaction) and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. In purchasing a call, the Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price, transaction costs, and the premium paid, and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment. When the Fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund.

    When the Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment the Fund owns (a "protective put") enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration and the Fund will lose the premium payment and the right to sell the underlying investment. However, the put may be sold prior to expiration (whether or not at a profit).

    Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements of individual securities or futures contracts. When the Fund buys a call on a stock index or Stock Index Future, it pays a premium. If the Fund exercises the call during the call period, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the stock index or Future upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the call and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When the Fund buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver cash to the Fund to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

    When the Fund purchases a put on a stock index, or on a Stock Index Future not owned by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities the Fund holds. The Fund can either resell the put or, in the case of a put on a Stock Index Future, buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price, and as a result the put is not exercised, the put will become worthless on the expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

    The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a call, put or an underlying investment in connection with the exercise of a put or call. Those commissions may be higher than the commissions for direct purchases or sales of the underlying investments.

    Premiums paid for options are small in relation to the market value of the underlying investments and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

       Options on Foreign Currency. The Fund may write and purchase calls on foreign currencies. The Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or over-the-counter markets or are quoted by major recognized dealers in such options. It does so to protect against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. However, in the event of currency rate fluctuations adverse to the Fund's position, it would lose the premium it paid and transactions costs.

     A call written on a foreign currency by the Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call may be written by the Fund on a foreign currency to provide a hedge against a decline due to an expected adverse change in the exchange rate in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. This is a cross-hedging strategy. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with the Fund's Custodian, cash or U.S. Government Securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

        Forward Contracts. The Fund may enter into foreign currency exchange contracts ("Forward Contracts"), which obligate the seller to deliver and the purchaser to take a specific amount of foreign currency at a specific future date for a fixed price. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are generally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into a Forward Contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency.

     There is a risk that use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. Forward contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to other Futures. The Fund may also enter into a forward contract to sell a foreign currency denominated in a currency other than that in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of the Manager to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

     The Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     There is no limitation as to the percentage of the Fund's assets that may be committed to foreign currency exchange contracts. The Fund does not enter into such forward contracts or maintain a net exposure in such contracts to the extent that the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's assets denominated in that currency, or enter into a "cross hedge," unless it is denominated in a currency or currencies that the Manager believes will have price movements that tend to correlate closely with the currency in which the investment being hedged is denominated. See "Tax Aspects of Covered Calls and Hedging Instruments" below for a discussion of the tax treatment of foreign currency exchange contracts.

     The Fund may enter into Forward Contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates receipt of dividend payments in a foreign currency, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction ("transaction hedge"). The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     The Fund may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when the Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount. In this situation the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross hedge").

     The Fund's Custodian will place liquid assets of any type, in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward contracts to cover its short positions. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's net commitments with respect to such contracts. As an alternative to maintaining all or part of the separate account, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price, or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

     The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.
Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

     At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

     The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert all of its holdings of foreign currency deposits into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

        Regulatory Aspects of Hedging Instruments. The Fund is required to operate within certain guidelines and restrictions with respect to its use of Futures and options on Futures established by the Commodity Futures Trading Commission ("CFTC"). In particular the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate initial Futures margin and related options premiums to no more than 5% of the Fund's total assets for hedging purposes that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund also must use short Futures and Futures options on Futures positions solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

     Transactions in options by the Fund are subject to limitations established by option exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on Futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

     Due to requirements under the Investment Company Act, when the Fund purchases a Future, the Fund will maintain, in a segregated account or accounts with its Custodian, liquid assets of any type, including equity and debt securities of any grade, in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

        Tax Aspects of Covered Calls and Hedging Instruments. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax). One of the tests for the Fund's qualification as a regulated investment company is that less than 30% of its gross income must be derived from gains realized on the sale of securities held for less than three months. To comply with this 30% cap, the Fund will limit the extent to which it engages in the following activities, but will not be precluded from them: (i) selling investments, including Stock Index Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by the Fund; (ii) purchasing options which expire in less than three months; (iii) effecting closing transactions with respect to calls or puts written or purchased less than three months previously; (iv) exercising puts or calls held by the Fund for less than three months; or (v) writing calls on investments held less than three months.

     Certain foreign currency exchange contracts (Forward Contracts) in which the Fund may invest are treated as "section 1256 contracts." Gains or losses relating to section 1256 contracts generally are characterized under the Internal Revenue Code as 60% long-term and 40% short-term capital gains or losses. However, foreign currency gains or losses arising from certain section 1256 contracts (including Forward Contracts) generally are treated as ordinary income or loss. In addition, section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt these transactions from this marked-to-market treatment.

     Certain Forward Contracts entered into by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position(s) making up a straddle is allowed only to the extent such loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

     Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of foreign currency forward contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as an ordinary gain or loss. Currency gains and losses are offset against market gains and losses on each trade before determining a net "section 988" gain or loss under the Internal Revenue Code, which may ultimately increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.

        Risks of Hedging With Options and Futures. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. In addition to the risks associated with hedging that are discussed in the Prospectus and above, there is a risk in using short hedging by (i) selling Stock Index Futures or (ii) purchasing puts on stock indices or Stock Index Futures to attempt to protect against declines in the value of the Fund's equity securities. The risk is that the prices of Stock Index Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's equity securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

     The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the equity securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of equity securities being hedged if the historical volatility of the prices of the equity securities being hedged is more than the historical volatility of the applicable index. It is also possible that if the Fund has used hedging instruments in a short hedge, the market may advance and the value of equity securities held in the Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of equity securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     If the Fund uses hedging instruments to establish a position in the equities markets as a temporary substitute for the purchase of individual equity securities (long hedging) by buying Stock Index Futures and/or calls on such Futures, on securities or on stock indices, it is possible that the market may decline. If the Fund then concludes not to invest in equity securities at that time because of concerns as to a possible further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the equity securities purchased.

        Short Sales Against-the-Box. In this type of short sale, while the short position is open, the Fund must own an equal amount of the securities sold short, or by virtue of ownership of other securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short. Short sales against-the-box may be made to defer, for Federal income tax purposes, recognition of gain or loss on the sale of securities "in-the-box" until the short position is closed out. They may also be used to protect a gain on the security "in-the-box" when the Fund does not want to sell it and recognize a capital gain.

Other Investment Restrictions

     The Fund's significant investment restrictions are described in the Prospectus. The following are also fundamental policies, and together with the Fund's fundamental policies described in the Prospectus, cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities. Such a "majority" vote is defined in the Investment Company Act as the vote of the holders of the lesser of: (i) 67% or more of the shares present or represented by proxy at a shareholders meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares.

  Under these additional restrictions, the Fund cannot do any of the following:

     The Fund cannot invest in companies for the primary purpose of acquiring control or management thereof;
     The Fund cannot invest in commodities or in commodities contracts, other than the hedging instruments permitted by any of its other investment policies, whether or not any such hedging instrument is considered to be a commodity or a commodity contract;
     The Fund cannot purchase securities on margin; however, the Fund can make margin deposits in connection with any of the hedging instruments permitted by any of its other investment policies;
     The Fund cannot lend money, but the Fund can engage in repurchase transactions and can invest in all or a portion of an issue of bonds, debentures, commercial paper, or other similar corporate obligations, whether or not publicly distributed, provided that the Fund's purchase of obligations that are not publicly distributed shall be subject to any applicable percentage limitation on the Fund's holdings of illiquid and restricted securities; the Fund may also lend its portfolio securities, subject to any restrictions adopted by the Board of Trustees and set forth in the Prospectus;
     The Fund cannot mortgage or pledge any of its assets; this prohibition does not prohibit the escrow arrangements contemplated by the writing of covered call options or other collateral or margin arrangements in connection with any of the Hedging Instruments permitted by any of its other investment policies;
     The Fund cannot underwrite securities of other companies, except to the extent that it might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities held in its own portfolio; The Fund cannot invest or hold securities of any issuer if those officers and trustees of the Fund or officers and directors of its adviser owning individually more than 0.5% of the securities of such issuer together own more than 5% of the securities of that issuer;
     The Fund cannot issue "senior securities", but this does not prohibit it from borrowing money for investment or emergency purposes, or entering into margin, collateral or escrow arrangements as permitted by its other invest policies; or

  The percentage restrictions described above and in the Prospectus apply only at the time of investment and require no action by the Fund as a result of subsequent changes in relative values.

  For purposes of the Fund's policy not to concentrate its assets, described in "Other Investment Restrictions" in the Prospectus, the Fund has adopted the industry classifications set forth in Appendix A to this Statement of Additional Information. This is not a fundamental policy.

How the Fund Is Managed

Organization of the Fund. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Fund valued at $25,000 or more or holding at least 1% of the Fund's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

  The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations and occupations during the past five years are set forth below.
The address for each Trustee and officer is Two World Trade Center, New York, New York 10048-0203, unless another address is listed below. All of the Trustees are also trustees or directors of Oppenheimer Growth Fund, Oppenheimer Municipal Bond Fund, Oppenheimer Money Market Fund, Inc., Oppenheimer Capital Appreciation Fund, Oppenheimer U.S. Government Trust, Oppenheimer New York Municipal Fund, Oppenheimer California Municipal Fund, Oppenheimer Multi-State Municipal Trust, Oppenheimer Multiple Strategies Fund, Oppenheimer Developing Markets Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Discovery Fund, Oppenheimer Enterprise Fund, Oppenheimer Series Fund, Inc., Oppenheimer International Growth Fund, Oppenheimer Global Fund, Oppenheimer Global Growth & Income Fund, Oppenheimer Multi-Sector Income Trust and Oppenheimer World Bond Fund (collectively, the "New York-based Oppenheimer funds"), except that Ms. Macaskill is not a director of Oppenheimer Money Market Fund, Inc. Ms. Macaskill and Messrs. Bishop, Bowen, Donohue, Farrar and Zack, respectively, hold the same offices with the other New York-based Oppenheimer funds as with the Fund. As of the date of this Statement of Additional Information, the Manager owned all of the outstanding shares of the Fund as its initial shareholder and no Trustee or officer of the Fund owned of record or beneficially any shares of the Fund.

Leon Levy, Chairman of the Board of Trustees; Age 71
31 West 52nd Street, New York, New York 10019
General Partner of Odyssey Partners, L.P. (investment partnership) and Chairman of Avatar Holdings, Inc. (real estate development).

Robert G. Galli, Trustee*; Age 64
Vice Chairman of OppenheimerFunds, Inc. (the "Manager"); formerly he held the following positions: Vice President and Counsel of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company; Executive Vice President & General Counsel and a director of the Manager and OppenheimerFunds Distributor, Inc. (the "Distributor"), Vice President and a director of HarbourView Asset Management Corporation ("HarbourView") and Centennial Asset Management Corporation ("Centennial"), investment adviser subsidiaries of the Manager, a director of Shareholder Financial Services, Inc. ("SFSI") and Shareholder Services, Inc. ("SSI"), transfer agent subsidiaries of the Manager and an officer of other Oppenheimer funds.

Benjamin Lipstein, Trustee; Age 74
591 Breezy Hill Road, Hillsdale, New York 12529
Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York University; a director of Sussex
Publishers, Inc (Publishers of Psychology Today and Mother Earth
News) and of Spy Magazine, L.P.

Bridget A. Macaskill, President and Trustee*; Age 49
President, Chief Executive Officer and a Director of the Manager and HarbourView; Chairman and a director of SSI and SFSI; President and a director of OAC and Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc.; formerly an Executive Vice President of the Manager.


___________________
*A Trustee who is an "interested person" of the Fund as defined in the Investment Company Act.

Elizabeth B. Moynihan, Trustee; Age 67
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institution), the Institute of Fine Arts (New
York University), National Building Museum; a member of the
Trustees Council, Preservation League of New York State, and of the Indo-U.S. Sub-Commission on Education and Culture.

Kenneth A. Randall, Trustee; Age 70
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), Enron-Dominion Cogen Corp. (cogeneration company), Prime Retail, Inc. (commercial building operator) and REIT Developing & Operating Factory Discount Malls (real estate investment trust); formerly President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Kemper Corporation (insurance and financial services company), Fidelity Life Association (mutual life insurance company), Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Trustee; Age 67
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York, Senior Fellow of Jerome Levy Economic Institute, Bard College; a member of the U.S. Competitiveness Policy Council, a director of GranCare Inc. (health care provider), formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee; Age 65
8 Sound Shore Drive, Greenwich, Connecticut 06830
Founder Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directorship Inc. (corporate governance consulting); a director of Professional Staff Limited (U.K.); a trustee of Mystic Seaport Museum, International House, Greenwich Historical Society.

Donald W. Spiro, Vice Chairman and Trustee*; Age 71
Chairman Emeritus and a director of the Manager; formerly Chairman of the Manager and the Distributor.

Pauline Trigere, Trustee; Age 84
498 Seventh Avenue, New York, New York 10018
Chairman and Chief Executive Officer of Trigere, Inc. (design and sale of women's fashions).

Clayton K. Yeutter, Trustee; Age 66
1325 Merrie Ridge Road, McLean, Virginia 22101
Of Counsel, Hogan & Hartson (a law firm); a director of B.A.T. Industries, Ltd. (tobacco and financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery), IMC Global Inc. (chemicals and animal feed) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order) Counsellor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, and U.S. Trade Representative.

___________________
*A Trustee who is an "interested person" of the Fund as defined in the Investment Company Act.
Andrew J. Donohue, Secretary; Age 47
Executive Vice President, General Counsel and a Director of the Manager, the Distributor, HarbourView, SSI, SFSI, Oppenheimer
Partnership Holdings, Inc. and   MultiSource Services, Inc. (a
broker-dealer); President and a director of Centennial; President and a director of Oppenheimer Real Asset Management, Inc.; Secretary and General Counsel of OAC; an officer of other Oppenheimer funds.

George C. Bowen, Treasurer; Age 60
6803 South Tucson Way, Englewood, Colorado 80112
Executive Vice President, General Counsel and a Director of the Manager, the Distributor, HarbourView, SSI, SFSI, Oppenheimer Partnership Holdings, Inc. and MultiSource Services, Inc. (a broker-dealer); President and a director of Centennial; President and a director of Oppenheimer Real Asset Management, Inc.; Secretary and General Counsel of OAC; an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer; Age 38
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager.

Scott T. Farrar, Assistant Treasurer; Age 31
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager.

Robert G. Zack, Assistant Secretary; Age 49
Senior Vice President and Associate General Counsel of the Manager, Assistant Secretary of SSI, SFSI; an officer of other Oppenheimer funds.

[Portfolio Manager's bio]

     Remuneration of Trustees. The officers of the Fund and certain Trustees of the Fund (Ms. Macaskill and Messrs. Galli and Spiro; Ms. Macaskill is also an officer) who are affiliated with the Manager receive no salary or fees from the Fund. The remaining Trustees of the Fund received the compensation shown below from the Fund. The compensation from all of the New York-based Oppenheimer funds includes the Fund and is compensation received as a director, trustee or member of a committee of the Board of those funds during the calendar year 1996.

                                Total Compensation
                                From All
                                New York-based
Name and Position               Oppenheimer Funds1

Leon Levy, Chairman             $152,750
 and Trustee

Benjamin Lipstein,              $ 91,350
 Study Committee
 Chairman, Audit Committee
 Member and Trustee2

Elizabeth B. Moynihan,          $ 91,350
 Study Committee
 Member and Trustee

Kenneth A. Randall,             $ 83,450
 Audit Committee Chairman
 and Trustee

Edward V. Regan,                $ 78,150
 Proxy Committee Chairman,
 Audit Committee
 Member and Trustee

Russell S. Reynolds, Jr.,       $ 58,800
 Proxy Committee Member
 and Trustee

Pauline Trigere, Trustee        $ 55,300

Clayton K. Yeutter, Proxy       $ 58,800
 Committee Member and
 Trustee

______________________
1  For the 1996 calendar year.
2  Committee position held during a portion of the period shown.

     The Fund has adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Because each Trustee's Retirement benefits will depend on the amount of the Trustee s future compensation and length of service, the amount of those benefits cannot be determined at this time, nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.

        Major Shareholders. As of the date of this Statement of Additional Information, the Manager was the sole initial shareholder of the Fund's Class A, Class B and Class C shares.

The Manager and Its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Fund, and three of whom (Ms. Macaskill and Messrs. Spiro and Galli) serve as Trustees of the Fund.

     The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

          Portfolio Management. The Portfolio Manager of the Fund is __________, who is principally responsible for the day-to-day management of the Fund's portfolio. Mr./Ms. ___________'s background is described in the Prospectus under "Portfolio Manager." Other members of the Manager's Equity Portfolio Department, particularly _________ and _________, provide the Portfolio Manager with counsel and support in managing the Fund's portfolio.

        The Investment Advisory Agreement. A management fee is payable monthly to the Manager under the terms of the investment advisory agreement between the Manager and the Fund and is computed on the aggregate net assets of the Fund as of the close of business each day. The investment advisory agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     Expenses not expressly assumed by the Manager under the advisory agreement or by the Distributor under the General
Distributor's Agreement are paid by the Fund. The advisory agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.

     The Investment Advisory Agreement contains no expense limitation. However, because of state regulations limiting fund expenses that previously applied, the Manager had voluntarily undertaken that the Fund's total expenses in any fiscal year (including the investment advisory fee but exclusive of taxes, interest, brokerage commissions, distribution plan payments and any extraordinary non-recurring expenses, including litigation) would not exceed the most stringent state regulatory limitation applicable to the Fund. Due to changes in federal securities laws, such state regulations no longer apply and the Manager's undertaking is therefore inapplicable and has been withdrawn. During the Fund's last fiscal year, the Fund's expenses did not exceed the most stringent state regulatory limit and the voluntary undertaking was not invoked.

     The Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties thereunder, the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection with any matters to which the Agreement relates. The Agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

        The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B and Class C shares but is not obligated to sell a specific number of shares. Expenses normally attributable to sales, (excluding payments under the Distribution and Service Plans but including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders), are borne by the Distributor. For additional information about distribution of the Fund's shares and the payments made by the Fund to the Distributor in connection with such activities, please refer to "Distribution and Service Plans," below.

        The Transfer Agent. OppenheimerFunds Services, the Fund's
Transfer Agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect the Fund's portfolio transactions.
In doing so, the Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price.

     Under the advisory agreement, the Manager is authorized to select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager that the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for the Fund's portfolio transactions.

Description of Brokerage Practices Followed by the Manager.
Subject to the provisions of the advisory agreement, and the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the advisory agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed-income agency transactions in the secondary market, and are otherwise paid only if it appears likely that a better price or execution can be obtained. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. Option commissions may be relatively higher than those which would apply to direct purchases and sales of portfolio securities.

     The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid for in commission dollars. The Board of Trustees has permitted the Manager to use concessions on fixed price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board has also permitted the Manager to use stated commissions on secondary fixed-income agency trades to obtain research where the broker has represented to the Manager that: (i) the trade is not from or for the broker's own inventory,
(ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

     The research services provided by brokers broaden the scope and supplement the research activities of the Manager, by making available additional views for consideration and comparisons, and by enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase. The Board of Trustees, including the "independent" Trustees of the Fund (those Trustees of the Fund who are not "interested persons" as defined in the Investment Company Act, and who have no direct or indirect financial interest in the operation of the advisory agreement or the Distribution Plans described below) annually reviews information furnished by the Manager as to the commissions paid to brokers furnishing such services so that the Board may ascertain whether the amount of such commissions was reasonably related to the value or benefit of such services.

Performance of the Fund

Total Return Information. As described in the Prospectus, from time to time the "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value" of a class of shares of the Fund may be advertised. An explanation of how these total returns are calculated for each class and the components of those calculations is set forth below.

     The Fund's advertisements of its performance data must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns for each advertised class of shares of the Fund for the 1, 5, and 10-year periods (or the life of the class, if less) ending as of the most recently-ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Returns for any given past period are not a prediction or representation by the Fund of future returns. The returns of each class of shares of the Fund are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to the particular class.

        Average Annual Total Returns. The "average annual total return" of a class of shares is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

               1/n
          (ERV)
          (---)   -1 = Average Annual Total Return
          ( P )

        Cumulative Total Returns. The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

          ERV - P
          ------- = Total Return
             P

     In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as described below). For Class B shares, the payment of the applicable contingent deferred sales charge (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter) is applied to the investment result for the period shown (unless the total return is shown at net asset value, as described below). For Class C shares, the payment of the 1.0% contingent deferred sales charge is applied to the investment result for the one-year period (or less). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period.

        Total Returns at Net Asset Value. From time to time the Fund may also quote an average annual total return at net asset value or a cumulative total return at net asset value for Class A, Class B, or Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

     Total return information may be useful to investors in reviewing the performance of the Fund's Class A, Class B or Class
C shares. However, when comparing total return of an investment in shares of the Fund with that of other alternatives, investors should understand that as the Fund is an aggressive equity fund seeking capital appreciation, its shares are subject to greater market risks and volatility than shares of funds having other investment objectives and that the Fund is designed for investors who are willing to accept greater risk of loss in the hopes of realizing greater gains.

Other Performance Comparisons. From time to time the Fund may publish the ranking of its Class A, Class B or Class C shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund's classes is ranked against (i) all other funds, (ii) all other "international" funds and (iii) all other "international" funds in a specific size category. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.

     From time to time the Fund may publish the star ranking of the performance of its Class A, Class B and Class C shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds, based on risk-adjusted total investment returns. The Fund is ranked among international stock funds. Investment return measures a fund's or class' one, three, five and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's or class' performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in the fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's or class' 3-year ranking or its combined 3- and 5-year ranking (weighted 60%/40%, respectively, or its combined 3-, 5- and 10-year ranking (weighted 40%, 30% and 30%, respectively), depending on the inception of the fund or class. Rankings are subject to change monthly.

     The Fund may also compare its performance to that of other funds in its Morningstar Category. In addition to its star ranking, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

     From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources, including Lipper.

     The total return on an investment in the Fund's Class A, Class B or Class C shares may be compared with performance for the same period of the Morgan Stanley World Index, an unmanaged index of issuers on the stock exchanges of 20 foreign countries and the United States and widely recognized as a measure of global stock market performance. The performance of such Index includes a factor for the reinvestment of dividends but does not reflect expenses or taxes. The performance of the Fund's Class A, Class B or Class C shares may also be compared in publications to (i) the performance of various market indices or to other investments for which reliable performance data is available, and (ii) to averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

     From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder/investor services by third parties may compare the Oppenheimer funds' services to those of other mutual fund families selected by the rating or ranking services and may be based upon the opinions of the rating or ranking service itself, based on its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

Distribution and Service Plans

     The Fund has adopted Distribution and Service Plans for Class A, Class B and Class C shares of the Fund under Rule 12b-1 of the Investment Company Act, pursuant to which the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectus. Each Plan has been approved by a vote of the Manager as the initial shareholder of the Fund and will be submitted for approval by the Board of Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan.

     In addition, under the Plans the Manager and the Distributor, in their sole discretion, from time to time may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund) to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform, at no cost to the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make to Recipients from their own resources.

     Unless terminated as described below, each Plan continues in effect from year to year but only as long as its continuance is specifically approved at least annually by the Fund's Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. A Plan for a particular class may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company
Act) of the outstanding shares of that class. None of the Plans may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. In addition, because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund is required by a Securities and Exchange Commission rule to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to the Class A Plan that would materially increase the amount to be paid under the Class A Plan. Such approval must be by a majority of the Class A and Class B shares (as defined in the Investment Company Act), voting separately by class. All material amendments must be approved by the Independent Trustees.

     While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports to the Fund's Board of Trustees at least quarterly on the amount of all payments made pursuant to each Plan, the purpose for which the payments were made and the identity of each Recipient that received any payment. The report for each Plan shall also include the distribution costs for that quarter. Those reports, including the allocations on which they are based, will be subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision on selection or nomination is approved by a majority of the Independent Trustees.

     Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers, did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the fees at the maximum rate and has set no minimum amount of assets to qualify for payment.

     Any unreimbursed expenses incurred by the Distributor with respect to Class A shares for any fiscal year may not be recovered in subsequent years. Payments received by the Distributor under the Plan for Class A shares will not be used to pay any interest expense, carrying charge, or other financial costs, or allocation of overhead by the Distributor.

     The Class B and the Class C Plans allow the service fee payment to be paid by the Distributor to Recipients in advance for the first year such shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The advance payment is based on the net asset value of Class B and Class C shares sold. An exchange of shares does not entitle the Recipient to an advance service fee payment. In the event Class B or Class
C shares are redeemed during the first year that the shares are outstanding, the Recipient will be obligated to repay to the Distributor a pro rata portion of the Distributor's advance payment for those shares.

     Although the Class B and Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fees on such shares, or to pay Recipients the service fee on a quarterly basis, without payment in advance, the Distributor presently intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B Plan and the Class C Plan by the Board. Initially, the Board has set no minimum holding period.
All payments under the Class B Plan and the Class C Plan are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc., on payments of asset-based sales charges and service fees.

     The Class B and Class C Plans provide for the distributor to be compensated at a flat rate, whether the Distributor s distribution expenses are more or less than the amounts paid by the Fund during that period. Such payments are made in recognition that the Distributor (i) pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described in the Prospectus, (ii) may finance such commissions and/or the advance of the service fee payment to Recipients under those Plans, or may provide such financing from its own resources, or from an affiliate, (iii) employs personnel to support distribution of shares, and (iv) may bear the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders), state "blue sky" registration fees and certain other distribution expenses.

ABOUT YOUR ACCOUNT

How To Buy Shares

Alternative Sales Arrangements - Class A, Class B and Class C Shares. The availability of three classes of shares permits the individual investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor normally will not accept any order for $500,000 or $1 million or more of Class B or Class C shares, respectively, on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.

     The three classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and expenses. The net income attributable to Class A, Class B and Class C shares and the dividends payable on such shares will be reduced by incremental expenses borne solely by those classes, including the asset-based sales charges.

     The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

     The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A, Class B and Class C shares recognizes two types of expenses. General expenses that do not pertain specifically to a class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to Independent Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (i) Distribution Plan fees, (ii) incremental transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

Determination of Net Asset Values Per Share. The net asset values per share of Class A, Class B and Class C shares of the Fund are determined as of the close of business of The New York Stock Exchange (the "the Exchange") on each day that the Exchange is open, by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M. New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. The Fund may invest a substantial portion of its assets in foreign securities primarily listed on foreign exchanges which may trade on Saturdays or customary U.S. business holidays on which the Exchange is closed. Because the Fund's net asset value will not be calculated on those days, the Fund's net asset values per share of Class A, Class B and Class C shares of the Fund may be significantly affected at times when shareholders cannot purchase or redeem shares.

     The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities, generally as follows: (i) equity securities traded on a U.S. securities exchange or on NASDAQ for which last sale information is regularly reported are valued at the last reported sale price on their primary exchange or NASDAQ that day (or, in the absence of sales that day, at values based on the last sale prices of the preceding trading day or closing "bid" prices that day); (ii) securities traded on a foreign securities exchange are valued generally at the last sales price available to the pricing service approved by the Fund's Board of Trustees or to the Manager as reported by the principal exchange on which the security is traded at its last trading session on or immediately preceding the valuation date, or at the mean between "bid" and "ask" prices obtained from the principal exchange or two active market makers in the security on the basis of reasonable inquiry;
(iii) long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "ask" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (iv) debt instruments having a maturity of more than 397 days when issued, and non-money market type instruments having a maturity of 397 days or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between the "bid" and "ask" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (v) money market debt securities that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts; and (vi) securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes (see (ii), (iii) and (iv) above), the security may be priced at the mean between the "bid" and "ask" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "ask" price is available).

     In the case of U.S. Government securities and mortgage-backed securities, where last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Manager may use pricing services approved by the Board of Trustees to price U.S. Government securities or mortgage-backed securities for which last sale information is not generally available. The Manager will monitor the accuracy of such pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.

     Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange. Events affecting the values of foreign securities traded in securities markets that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of net asset value unless the Board of Trustees or the Manager, under procedures established by the Board of Trustees, determines that the particular event is likely to effect a material change in the value of such security. Foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. The values of securities denominated in foreign currency will be converted to U.S. dollars at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service.

     Puts, calls and Futures are valued at the last sales price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "ask" prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing "bid" price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between "bid" and "ask" prices obtained by the Manager from two active market makers (which in certain cases may be the "bid" price if no "ask" price is available).

     When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset, and an equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the call or put.
In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund. In the case of foreign securities and corporate bonds, when last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Trustees will monitor the accuracy of such pricing services by comparing prices used for portfolio evaluation to actual sales prices of selected securities.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in the Prospectus because the Distributor incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, aunts, uncles, nieces and nephews, a sibling's spouse and a spouse's siblings. Relations by virtue of a remarriage (step-children, step-parents, etc.) are included.

       The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and include the Fund and the following funds:


Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer California Municipal Fund
Oppenheimer Intermediate Municipal Fund
Oppenheimer Insured Municipal Fund
Oppenheimer Main Street California Municipal Fund
Oppenheimer Florida Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer New Jersey Municipal Fund
Oppenheimer Discovery Fund
Oppenheimer Developing Markets Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Growth Fund
Oppenheimer Equity Income Fund
Oppenheimer Value Stock Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Main Street Income & Growth Fund
Oppenheimer High Yield Fund
Oppenheimer Champion Income Fund
Oppenheimer Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Strategic Income Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer Enterprise Fund
Oppenheimer Real Asset Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Growth & Income Value Fund
Oppenheimer Quest Officers Value Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Bond Fund for Growth
Oppenheimer Disciplined Value Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer LifeSpan Balanced Fund
Oppenheimer LifeSpan Income Fund
Oppenheimer LifeSpan Growth Fund
Oppenheimer Bond Fund for Growth
Limited Term New York Municipal Fund
Rochester Fund Municipals

and the following "Money Market Funds":

Oppenheimer Money Market Fund, Inc.
Oppenheimer Cash Reserves
Centennial Money Market Trust
Centennial Tax Exempt Trust
Centennial Government Trust
Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust
Centennial America Fund, L.P.
Daily Cash Accumulation Fund, Inc.

      Letters of Intent. A Letter of Intent ("Letter") is the investor's statement of intention to purchase Class A or Class A and Class B shares of the Fund (and other eligible Oppenheimer funds) during the 13-month period from the investor's first purchase pursuant to the Letter (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases (excluding any purchases made by reinvestment of dividends or distributions or purchases made at net asset value without sales charge), which together with the investor's holdings of such funds (calculated at their respective public offering prices calculated on the date of the Letter) will equal or exceed the amount specified in the Letter. This enables the investor to count the shares to be purchased under the Letter of Intent to obtain the reduced sales charge rate (as set forth in the Prospectus) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

   In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

   If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual purchases. For purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow. If the intended purchases amount under the Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there normally will be no adjustment of commission previously paid to the broker-dealer or financial institution of record for shares purchased for accounts held in the name of that plan. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

   In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

      Terms of Escrow That Apply to Letters of Intent.

   1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

   2. If the intended purchase amount specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

   3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

   4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

   5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares acquired subject to a contingent deferred sales charge, and
(c) Class A or Class B shares acquired in exchange for either (i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

   6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares," and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How To Sell Shares," in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds. If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited normally four to five business days prior to the investment dates selected in the Account Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transactions.

   There is a front-end sales charge on the purchase of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Retirement Plans. In describing certain types of employee benefit plans that may purchase Class A shares without being subject to the Class A contingent deferred sales charge, the term "employee benefit plan" means any plan or arrangement, whether or not "qualified" under the Internal Revenue Code, including, medical savings accounts, payroll deduction plans or similar plans in which Class A shares are purchased by a fiduciary or other person for the account of participants who are employees of a single employer or of affiliated employers, if the Fund account is registered in the name of the fiduciary or other person for the benefit of participants in the plan.

   The term "group retirement plan" means any qualified or non-qualified retirement plan (including 457 plans, SEPs, SARSEPs, 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in the plan purchase Class A shares of the Fund through a single investment dealer, broker or other financial institution designated by the group.

How to Sell Shares

   Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

      Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of the shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the Shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

      Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash.
However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities described above under the "Determination of Net Asset Values Per Share" and that valuation will be made as of the time the redemption price is determined.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of
(i) Class A shares that you purchased subject to an initial sales charge, or (ii) Class B shares on which you paid a contingent deferred sales charge when you redeemed them, without sales charge. This privilege does not apply to Class C shares. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Distributor for that privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

Transfers of Shares. Shares are not subject to the payment of a contingent deferred sales charge of either class at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans, or pension or profit-sharing plans should be addressed to "Trustee, Oppenheimer funds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and the Fund's other redemption requirements. Participants (other than self-employed persons maintaining a plan account in their own name) in OppenheimerFunds-sponsored prototype pension, profit-sharing plans or 401(k) plans may not directly redeem or exchange shares held for their accounts under those plans. The employer or plan administrator must sign the request. Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholder should contact the broker or dealer to arrange this type of redemption The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closed (normally that is 4:00 P.M., but may be earlier some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption document as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the Class B or the Class C contingent deferred sales charge is waived as described in the Prospectus in "Waivers of Class B and Class C Sales Charges").

   By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below as well as the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

      Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment. It may not be desirable to purchase additional Class A shares while making automatic withdrawals because of the sales charges that apply to purchases when made. Accordingly, a shareholder normally may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases of Class A shares.

   The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

   For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

   Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

   The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

   The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

   To use Class A shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the Class A shares in certificated form. Share certificates are not issued for Class B shares or Class C shares. Upon written request from the Planholder, the Transfer Agent will determine the number of Class A shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

   If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How To Exchange Shares

   As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of the Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All Oppenheimer funds offer Class A, Class B and Class C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax-Exempt Trust, Centennial Government Trust, Centennial New York Tax-Exempt Trust, Centennial California Tax-Exempt Trust, Centennial America Fund, L.P. and Daily Cash Accumulation Fund, Inc, which offer only Class A shares, and Oppenheimer Main Street California Tax-Exempt Fund which only offers Class A and Class B shares (Class B and Class C shares of Oppenheimer Cash Reserves are generally only available by exchange from the same class of other Oppenheimer funds or thorough OppenheimerFunds sponsored 401(k) plans). A current list showing which funds offer which class can be obtained by calling the Distributor at 1-800-525-7048.

   For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Bond Fund for Growth, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. For accounts of Oppenheimer Bond Fund for Growth established after March 8, 1996, Class M shares may be exchanged for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Bond Fund for Growth are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.

   Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge). However, shares of Oppenheimer Money Market Fund, Inc., purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for this privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc., are purchased, and, if requested, must supply proof of entitlement to this privilege.

   Shares of this Fund acquired by reinvestment of dividends or distributions from any other of the Oppenheimer funds (except Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

   When Class B shares or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify whether they intend to exchange Class A, Class B or Class C shares.

   The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

   When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans, and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

   Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

   The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends, Capital Gains and Taxes." Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. Because of the Fund's emphasis on foreign securities, it is unlikely that the Fund's dividends will qualify for this deduction.

   Under the Internal Revenue Code, by December 31 each year the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from August 1 of the prior year through July 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

   If the Fund has more than 50% of its total assets invested in foreign securities at the end of its fiscal year, it may elect the application of Section 853 of the Internal Revenue Code to permit shareholders to take a credit (or, at their option, a deduction) for foreign taxes paid by the Fund. Under Section 853, shareholders would be entitled to treat the foreign taxes withheld from interest and dividends paid to the Fund from its foreign investments as a credit on their federal income taxes. As an alternative, shareholders could, if to their advantage, treat the foreign tax withheld as a deduction from gross income in computing taxable income rather than as a tax credit. In substance, the Fund's election would enable shareholders to benefit from the same foreign tax credit or deduction that would be received if they had been the record owners of the Fund's foreign securities and had paid foreign taxes on the income received.

   If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Fund intends to qualify in the current and future fiscal years, but reserves the right not to do so. The Internal Revenue Code contains a number of complex tests relating to such qualification, and a Fund might not meet those tests in any particular year. For example, if the Fund derives 30% or more of its gross income from the sale of securities held less than three months, it may fail to qualify (see "Tax Aspects of Covered Calls and Hedging Instruments," above). If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

   Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent to enable the investor to earn a return on otherwise idle funds.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed in "Reduced Sales Charges," above, at net asset value without sales charge. To elect this option, a shareholder must notify the Transfer Agent in writing and either have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from shares of other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Custodian. The Bank of New York is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the banking relationships between the Manager and the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal deposit insurance. Such uninsured balances at times may be substantial.

Independent Auditors. The independent auditors of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager.

                                Appendix A

                    Corporate Industry Classifications


Aerospace/Defense
Air Transportation
Auto Parts Distribution
Automotive
Bank Holding Companies
Banks
Beverages
Broadcasting
Broker-Dealers
Building Materials
Cable Television
Chemicals
Commercial Finance
Computer Hardware
Computer Services
Computer Software
Conglomerates
Consumer Finance
Containers
Convenience Stores
Department Stores
Diversified Financial
Diversified Media
Drug Stores
Drug Wholesalers
Durable Household Goods
Education
Electric Utilities
Electrical Equipment
Electronics
Energy Services & Producers
Entertainment/Film
Environmental

Food
Gas Utilities
Gold
Health Care/Drugs
Health Care/Supplies & Services
Homebuilders/Real Estate
Hotel/Gaming
Industrial Services
Insurance
Leasing & Factoring
Leisure
Manufacturing
Metals/Mining
Nondurable Household Goods
Oil - Integrated
Paper
Publishing/Printing
Railroads
Restaurants
Savings & Loans
Shipping
Special Purpose Financial
Specialty Retailing
Steel
Supermarkets
Telecommunications - Technology
Telephone - Utility
Textile/Apparel
Tobacco
Toys
Trucking
Wireless Services
                    APPENDIX B: DESCRIPTION OF RATINGS

Categories of Rating Services

Description of Moody's Investors Service, Inc. Bond Ratings

   Aaa: Bonds which are rated "Aaa" are judged to be the best quality and to carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

   Aa: Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of "Aaa" securities.

   A: Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

   The investments in which the Fund will principally invest will be in the lower-rated categories described below.

   Baa: Bonds which are rated "Baa" are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

   Ba: Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B: Bonds which are rated "B" generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa: Bonds which are rated "Caa" are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

   Ca: Bonds which are rated "Ca" represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

   C: Bonds which are rated "C" are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of Standard & Poor's Corporation Bond Ratings

   AAA: "AAA" is the highest rating assigned to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

   AA: Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.
   A: Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to adverse effects of change in circumstances and economic conditions.

   The investments in which the Fund will principally invest will be in the lower-rated categories, described below.

   BBB: Bonds rated "BBB" are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the "A" category.

   BB, B, CCC, CC: Bonds rated "BB," "B," "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   C:  Bonds on which no interest is being paid are rated "C".

   D: Bonds rated "D" are in payment default and payment of interest and/or repayment of principal is in arrears.

Investment Adviser
   OppenheimerFunds, Inc.
   Two World Trade Center
   New York, New York 10048-0203

Distributor
   OppenheimerFunds Distributor, Inc.
   Two World Trade Center
   New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
   OppenheimerFunds Services
   P.O. Box 5270
   Denver, Colorado 80217
   1-800-525-7048

Custodian of Portfolio Securities
   The Bank of New York
   One Wall Street
   New York, New York 10015

Independent Auditors
   KPMG Peat Marwick LLP
   707 Seventeenth Street
   Denver, Colorado 80202

Legal Counsel
   Gordon Altman Butowsky
     Weitzen Shalov & Wein
   114 West 47th Street
   New York, New York 10036

               OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                 FORM N-1A

                                  PART C

                             OTHER INFORMATION


Item 24.   Financial Statements and Exhibits
--------   ---------------------------------
   (a)   Financial Statements:

      (1)    Financial Highlights (See Part A): Not applicable

      (2)    Report of Independent Auditors (See Part B): *

      (3)    Statement of Investments (See Part B): Not applicable

      (4) Statement of Assets and Liabilities (See Part B): Not applicable

      (5)    Statement of Operations (See Part B): Not applicable

      (6) Statement of Changes in Net Assets (See Part B): Not applicable

      (7) Notes to Financial Statements (See Part B): Not applicable

____________________
* To be filed by amendment.

   (b)   Exhibits:

      (1)    Declaration of Trust dated 6/23/97: Filed herewith.

      (2)    By-Laws dated 6/23/97: Filed herewith.

      (3)    Not applicable.

      (4)  (i)    Specimen Class A Share Certificate: Filed
herewith.
           (ii) Specimen Class B Share Certificate: Filed herewith.
           (iii) Specimen Class C Share Certificate: Filed herewith.
      (5) Form of Investment Advisory Agreement: Filed herewith.

      (6)  (i)    Form of General Distributor's Agreement:
Filed herewith.

           (ii)   Form of OppenheimerFunds Distributor, Inc.
Dealer Agreement: Filed with Post-Effective Amendment No. 14 of
Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

           (iii)  Form of OppenheimerFunds Distributor, Inc.
Broker Agreement: Filed with Post-Effective Amendment No. 14 of
Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

      (iv) Form of OppenheimerFunds Distributor, Inc. Agency
Agreement: Filed with Post-Effective Amendment No. 14 of
Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

      (v)  Broker Agreement between Oppenheimer Fund
Management, Inc. and Newbridge Securities, Inc. dated October 1, 1986: Previously filed with Post-Effective Amendment No. 25 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 11/1/86, and refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94 pursuant to
Item 102 of Regulation S-T and incorporated herein by reference.

 (7) Retirement Plan for Non-Interested Trustees or Directors dated June 7, 1990: Filed with Post-Effective Amendment No. 97 to the Registration Statement of Oppenheimer Fund (File No. 2- 14586), 8/30/90, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94,pursuant to
Item 102 of Regulation S-T, and incorporated herein by reference.

      (8)  Form of Custodian Agreement between Registrant and
The Bank of New York: Filed herewith.

      (9)  Not applicable.

      (10) Opinion and Consent of Counsel: To be filed by amendment.

      (11) Independent Auditors' Consent: To be filed by amendment.

      (12) Not applicable.

      (13) Investment Letter from OppenheimerFunds, Inc. to
Registrant: To be filed by amendment.

      (14) (i) Form of prototype Standardized and Non-Standardized Profit-Sharing Plans and Money Purchase Plans for self-employed persons and corporations: Filed with Post-Effective Amendment No. 3 to the Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No. 33-23799), 1/31/92, and refiled with Post-Effective Amendment No. 7 to the Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No. 33-23799), 12/1/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

           (ii)  Form of Individual Retirement Account Trust
Agreement: Previously filed with Post-Effective Amendment No. 21 to the Registration Statement of Oppenheimer U.S. Government Trust
(Reg. No. 2-76645), 8/25/93 and incorporated herein by reference.

           (iii) Form of Tax Sheltered Retirement Plan and Custody Agreement for employees of public schools and tax-exempt organizations: Previously filed with Post-Effective Amendment No. 47 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 10/21/94, and incorporated herein by reference.

           (iv)  Form of Simplified Employee Pension IRA:
Previously filed with Post-Effective Amendment No. 42 to the
Registration Statement of Oppenheimer Equity Income Fund (Reg. No. 2-33043), 10/28/94, and incorporated herein by reference.

           (v) Form of Prototype 401(k) Plan: Previously filed with Post-Effective Amendment No. 7 to the Registration
Statement of Oppenheimer Strategic Income & Growth Fund (Reg. No.
33-47378), 9/28/95, and incorporated herein by reference.

      (15) (i)    Form of Distribution and Service Plan and
Agreement for Class A shares pursuant to Rule 12b-1: Filed herewith.

           (ii)   Form of Distribution and Service Plan and
Agreement for Class B shares pursuant to Rule 12b-1: Filed herewith.

           (iii)  Form of Distribution and Service Plan and
Agreement for Class C shares pursuant to Rule 12b-1: Filed herewith.

      (16) Performance Data Computation Schedule: Not applicable.

      (17) (i)    Financial Data Schedule for Class A shares:
Not applicable.

           (ii)   Financial Data Schedule for Class B shares:
Not applicable.

           (iii)  Financial Data Schedule for Class C shares:
Not applicable.

      (18) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 dated 10/24/95: Previously filed with Post-Effective Amendment No. 12 to the Registration Statement of Oppenheimer California Tax-Exempt Fund (Reg. No. 33-23566), 11/1/95, and incorporated herein by reference.

      --   Powers of Attorney and Certified Board Resolutions:
Filed herewith.

Item 25. Persons Controlled by or Under Common Control with
      Registrant
--------   --------------------------------------------------------
           None

Item 26.   Number of Holders of Securities
--------   -------------------------------


                                    Number of Record Holders
                                    as of the date of this
 Title of Class                     Registration Statement
 --------------                     -----------------------

     Class A Shares of Beneficial Interest         1
     Class B Shares of Beneficial Interest         1
     Class C Shares of Beneficial Interest         1

Item 27.   Indemnification
--------   ---------------

 Reference is made to the provisions of Article Seventh of Registrant's Declaration of Trust filed as Exhibit 24(b)(1) to this Registration Statement.

 Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of Investment Adviser
--------   ----------------------------------------------------

      (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

      (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.




Name and Current Position          Other Business and Connections During
with OppenheimerFunds, Inc.        the Past Two Years
---------------------------        ------------------------------------
Mark J.P. Anson,
Vice President                     Vice President of Oppenheimer Real
                                   Asset Management, Inc. ("ORAMI");
                                   formerly Vice President of Equity
                                   Derivatives at Salomon Brothers, Inc.

Peter M. Antos,
Senior Vice President              An officer and/or portfolio manager
                                   of certain Oppenheimer funds; a
                                   Chartered Financial Analyst; Senior
                                   Vice President of HarbourView; prior
                                   to March, 1996 he was the senior
                                   equity portfolio manager for the
                                   Panorama Series Fund, Inc. (the
                                   "Company") and other mutual funds and
                                   pension funds managed by G.R.
                                   Phelps & Co. Inc. ("G.R. Phelps"),
                                   the Company's former investment
                                   adviser, which was a subsidiary of
                                   Connecticut Mutual Life Insurance
                                   Company; was also responsible for
                                   managing the common stock department
                                   and common stock investments of
                                   Connecticut Mutual Life Insurance Co.

Lawrence Apolito,
Vice President                     None.

Victor Babin,
Senior Vice President              None.

Bruce Bartlett,
Vice President                     An officer and/or portfolio manager
                                   of certain Oppenheimer funds.
                                   Formerly a Vice President and Senior
                                   Portfolio Manager at First of America
                                   Investment Corp.

Rajeev Bhaman,
Assistant Vice President           Formerly Vice President (January 1992
                                   - February, 1996) of Asian Equities
                                   for Barclays de Zoete Wedd, Inc.

Robert J. Bishop,
Vice President                     Assistant treasurer of the
                                   Oppenheimer funds.

George C. Bowen,
Senior Vice President & Treasurer  Treasurer of the Oppenheimer funds,
                                   OppenheimerFunds Distributor, Inc.
                                   (the "Distributor") and HarbourView
                                   Asset Management Corporation
                                   ("HarbourView"), an investment
                                   adviser subsidiary of
                                   OppenheimerFunds, Inc. (the
                                   "Manager"); Vice President and
                                   Assistant Secretary of the Denver-
                                   based Oppenheimer funds; Vice
                                   President of the Distributor and
                                   HarbourView; Senior Vice President,
                                   Treasurer, Assistant Secretary and a
                                   Director of Centennial Asset
                                   Management Corporation
                                   ("Centennial"), Vice President,
                                   Treasurer and Secretary of
                                   Shareholder Services, Inc. ("SSI")
                                   and Shareholder Financial Services,
                                   Inc. ("SFSI"), transfer agent
                                   subsidiaries of the Manager;
                                   Director, Treasurer and Chief
                                   Executive Officer of MultiSource
                                   Services, Inc. (July, 1996 -
                                   present); Vice President and
                                   Treasurer of ORAMI (July, 1996 -
                                   present); President Treasurer and
                                   Director of Centennial Capital
                                   Corporation; Vice President and
                                   Treasurer of Main Street Advisers.

Scott Brooks,
Vice President                     None.

Susan Burton,
Assistant Vice President           None.

Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division      Formerly Assistant Vice President of
                                   Rochester Fund Services, Inc.

Michael Carbuto,
Vice President                     An officer and/or portfolio manager
                                   of certain Oppenheimer funds; Vice
                                   President of Centennial.

Ruxandra Chivu,
Assistant Vice President           None.


H.D. Digby Clements,
Assistant Vice President:
Rochester Division                 None.

O. Leonard Darling,
Executive Vice President           Trustee (1993 - present) of Awhtolia
                                   College - Greece.

Robert A. Densen,
Senior Vice President              None.

Sheri Devereux,
Assistant Vice President           None.

Robert Doll, Jr.,
Executive Vice President & Director     An officer and/or portfolio manager
                                        of certain Oppenheimer funds.
John Doney,
Vice President                     An officer and/or portfolio manager
                                   of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director       Secretary of the Oppenheimer Funds;
                                   Vice President of the Denver-based
                                   Oppenheimer Funds; Executive Vice
                                   President, Director and General
                                   Counsel of the Distributor; President
                                   and a Director of Centennial; Chief
                                   Legal Officer and a Director of
                                   MultiSource; President and a Director
                                   of ORAMI; Executive Vice President,
                                   General Counsel and  Director of SFSI
                                   and SSI; formerly Senior Vice
                                   President and Associate General
                                   Counsel of the Manager and the
                                   Distributor.

George Evans,
Vice President                     An officer and/or portfolio manager
                                   of certain Oppenheimer funds.

Edward Everett,
Assistant Vice President           None.

Scott Farrar,
Vice President                     Assistant Treasurer of the
                                   Oppenheimer funds.

Leslie A. Falconio,
Assistant Vice President           None.

Katherine P. Feld,
Vice President and Secretary       Vice President and Secretary of the
                                   Distributor; Secretary of
                                   HarbourView, MultiSource and
                                   Centennial; Secretary, Vice President
                                   and Director of Centennial Capital
                                   Corporation; Vice President and
                                   Secretary of Oppenheimer Real Asset
                                   Management, Inc.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                 An officer, Director and/or portfolio
                                   manager of certain Oppenheimer funds;
                                   Presently he holds the following
                                   other positions: Director (since
                                   1995) of ICI Mutual Insurance
                                   Company; Governor (since 1994) of St.
                                   John's College; Director (since 1994
                                   - present) of International Museum of
                                   Photography at George Eastman House;
                                   Director (since 1986) of GeVa
                                   Theatre. Formerly he held the
                                   following positions: formerly,
                                   Chairman of the Board and Director of
                                   Rochester Fund Distributors, Inc.
                                   ("RFD"); President and Director of
                                   Fielding Management Company, Inc.
                                   ("FMC"); President and Director of
                                   Rochester Capital Advisors, Inc.
                                   ("RCAI"); Managing Partner of
                                   Rochester Capital Advisors, L.P.,
                                   President and Director of Rochester
                                   Fund Services, Inc. ("RFS");
                                   President and Director of Rochester
                                   Tax Managed Fund, Inc.; Director
                                   (1993 - 1997) of VehiCare Corp.;
                                   Director (1993 - 1996) of VoiceMode.

John Fortuna,
Vice President                     None.

Patricia Foster,
Vice President                     Formerly she held the following
                                   positions: An officer of certain
                                   Oppenheimer funds (May, 1993 -
                                   January, 1996); Secretary of
                                   Rochester Capital Advisors, Inc. and
                                   General Counsel (June, 1993 - January
                                   1996) of Rochester Capital Advisors,
                                   L.P.

Jennifer Foxson,
Assistant Vice President           None.

Paula C. Gabriele,
Executive Vice President           Formerly, Managing Director (1990-
                                   1996) for      Bankers Trust Co.

Robert G. Galli,
Vice Chairman                      Trustee of the New York-based
                                                                      Oppenheimer Funds. Formerly Vice
                                                                      President and General Counsel of
                                                                      Oppenheimer Acquisition Corp.

Linda Gardner,
Vice President                     None.

Jill Glazerman,
Assistant Vice President           None.

Robert Grill,
Vice President                     Formerly Marketing Vice President for
                                        Bankers Trust Company (1993-1996);
                                   Steering  Committee Member,
                                   Subcommittee Chairman for     American
                                   Savings Education Council (1995-
                                   1996).

Caryn Halbrecht,
Vice President                     An officer and/or portfolio manager
                                   of certain Oppenheimer funds;
                                   formerly Vice President of Fixed
                                   Income Portfolio Management at
                                   Bankers Trust.

Elaine T. Hamann,
Vice President                     Formerly Vice President (September,
                                   1989 - January, 1997) of Bankers
                                   Trust Company.

Glenna Hale,
Director of Investor Marketing     Formerly, Vice President (1994-1997)
                                   of   Retirement Plans Services for
                                   OppenheimerFunds Services.


Thomas B. Hayes,
Assistant Vice President           None.


Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,
a division of the Manager          President and Director of SFSI;
                                   President and Chief executive Officer
                                   of SSI.

Dorothy Hirshman,                  None.
Assistant Vice President

Alan Hoden,
Vice President                     None.

Merryl Hoffman,
Vice President                     None.


Scott T. Huebl,
Assistant Vice President           None.

Richard Hymes,
Assistant Vice President           None.


Jane Ingalls,
Vice President                     None.

Byron Ingram,
Assistant Vice President           None.

Ronald Jamison,
Vice President                     Formerly Vice President and Associate
                                   General Counsel at Prudential
                                   Securities, Inc.

Frank Jennings,
Vice President                     An officer and/or portfolio manager
                                   of certain Oppenheimer funds;
                                   formerly, a Managing Director of
                                   Global Equities at Paine Webber's
                                   Mitchell Hutchins division.

Heidi Kagan,
Assistant Vice President           None.

Thomas W. Keffer,
Senior Vice President              Formerly Senior Managing Director
                                   (1994 - 1996) of Van Eck      Global.

Avram Kornberg,
Vice President                     None.

Joseph Krist,
Assistant Vice President           None.

Paul LaRocco,
Vice President                     An officer and/or portfolio manager
                                   of certain Oppenheimer funds;
                                   formerly, a Securities Analyst for
                                   Columbus Circle Investors.

Michael Levine,
Assistant Vice President           None.

Shanquan Li,
Assistant Vice President           Director of Board (since 2/96), Chinese
                                   Finance Society; formerly, Chairman
(11/94-                            2/96), Chinese Finance Society; and
Director                           (6/94-6/95),Greater China Business
Networks,

Stephen F. Libera,
Vice President                     An officer and/or portfolio manager
                                   for certain Oppenheimer funds; a
                                   Chartered Financial Analyst; a Vice
                                   President of   HarbourView; prior to
                                   March 1996, the senior        bond portfolio
                                   manager for  Panorama Series  Fund
                                   Inc., other mutual funds and pension
                                        accounts managed by G.R. Phelps; also
                                        responsible for managing the public
                                   fixed-    income securities department at
                                   Connecticut    Mutual Life Insurance Co.

Mitchell J. Lindauer,
Vice President                     None.



David Mabry,
Assistant Vice President           None.

Steve Macchia,
Assistant Vice President           None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                       President, Director and Trustee of
                                   the  Oppenheimer funds; President and
                                   a Director of OAC, HarbourView and
                                   Oppenheimer Partnership Holdings,
                                   Inc.; Director of Oppenheimer Real
                                   Asset Management, Inc.; Chairman and
                                   Director of SSI; Director (since
                                   1993) of Hillsdown Holdings plc,
                                   U.K.; Director (since 1996) of
                                   NASDAQ.

Timothy Martin,
Assistant Vice President           Formerly, Vice President, Mortgage
                                   Trading,  at S.N. Phelps & Co.,
                                   Salomon Brothers, and         Kidder Peabody.

Sally Marzouk,
Vice President                     None.

Wesley Mayer,
Vice President                     Formerly Vice President (January,
                                   1995 - June, 1996) of Manufacturers
                                   Life Insurance Company.

Loretta McCarthy,
Executive Vice President           None.

Kevin McNeil,
Vice President                     Treasurer (September, 1994 - present)
                                   for the Martin Luther King Multi-
                                   Purpose Center (non-profit community
                                   organization); Formerly Vice
                                   President (January, 1995 - April,
                                   1996) for Lockheed Martin IMS.

Tanya Mrva,
Assistant Vice President           None.

Lisa Migan,
Assistant Vice President           None.

Robert J. Milnamow,
Vice President                     An officer and/or portfolio manager
                                   of certain Oppenheimer funds;
                                   formerly a Portfolio Manager (August,
                                   1989 - August, 1995) with Phoenix
                                   Securities Group.

Denis R. Molleur,
Vice President                     None.

Linda Moore,
Vice President                     Formerly, Marketing Manager (July
                                   1995-     November 1996) for Chase
                                   Investment Services           Corp.

Tanya Mrva,
Assistant Vice President           None.

Kenneth Nadler,
Vice President                     None.

David Negri,
Vice President                     An officer and/or portfolio manager
                                   of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President           None.

Robert A. Nowaczyk,
Vice President                     None.

Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                 None.

Gina M. Palmieri,
Assistant Vice President           None.

Robert E. Patterson,
Senior Vice President              An officer and/or portfolio manager
                                   of certain Oppenheimer funds.
John Pirie,
Assistant Vice President           Formerly, a Vice President with Cohane
                                   Rafferty Securities, Inc.

Tilghman G. Pitts III,
Executive Vice President
and Director                       Chairman and Director of the
                                   Distributor.

Jane Putnam,
Vice President                     An officer and/or portfolio manager
                                   of certain Oppenheimer funds.

Russell Read,
Senior Vice President              Formerly a consultant for Prudential
                                   Insurance on behalf of the General
                                   Motors Pension Plan.

Thomas Reedy,
Vice President                     An officer and/or portfolio manager
                                   of certain Oppenheimer funds;
                                   formerly, a Securities Analyst for
                                   the Manager.

David Robertson,
Vice President                     None.

Adam Rochlin,
Vice President                     None.

Michael S. Rosen
Vice President; President,
Rochester Division                 An officer and/or portfolio manager
                                   of certain Oppenheimer funds;
                                   Formerly, Vice President (June, 1983
                                   - January, 1996) of RFS, President
                                   and Director of RFD; Vice President
                                   and Director of FMC; Vice President
                                   and director of RCAI; General Partner
                                   of RCA; Vice President and Director
                                   of Rochester Tax Managed Fund Inc.

David Rosenberg,
Senior Vice President              An officer and/or portfolio manager
                                   of certain Oppenheimer funds.

Richard H. Rubinstein,
Senior Vice President              An officer and/or portfolio manager
                                   of certain Oppenheimer funds;
                                   formerly Vice President and Portfolio
                                   Manager/Security Analyst for
                                   Oppenheimer Capital Corp., an
                                   investment adviser.

Lawrence Rudnick,
Assistant Vice President           None.

James Ruff,
Executive Vice President           None.

Valerie Sanders,
Vice President                     None.

Ellen Schoenfeld,
Assistant Vice President           None.

Stephanie Seminara,
Vice President                     Formerly, Vice President of Citicorp
                                   Investment Services

Diane Sobin,
Vice President                     An officer and/or portfolio manager
                                   of certain Oppenheimer funds.

Richard Soper,
Assistant Vice President           None.

Nancy Sperte,
Executive Vice President           None.

Donald W. Spiro,
Chairman Emeritus and Director     Vice Chairman and Trustee of the New
                                   York-based Oppenheimer Funds;
                                   formerly Chairman of the Manager and
                                   the Distributor.

Richard A. Stein,
Vice President: Rochester Division Assistant Vice President (since 1995)
                                   of Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President              An officer and/or portfolio manager
                                   of certain Oppenheimer funds.

Ralph Stellmacher,
Senior Vice President              An officer and/or portfolio manager
                                   of certain Oppenheimer funds.

John Stoma,
Senior Vice President, Director
Retirement Plans                   Formerly Vice President of U.S. Group
                                   Pension Strategy and Marketing for
                                   Manulife Financial.

Michael C. Strathearn,
Vice President                     An officer and/or portfolio manager
                                   of   certain Oppenheimer funds; a
                                   Chartered      Financial Analyst; a Vice
                                   President of   HarbourView; prior to
                                   March 1996, an equity         portfolio
                                   manager for Panorama Series Fund,
                                   Inc. and other mutual funds and
                                   pension   accounts managed by G.R.
                                   Phelps.

James C. Swain,
Vice Chairman of the Board         Chairman, CEO and Trustee, Director
                                   or Managing Partner of the Denver-
                                   based Oppenheimer Funds; President
                                   and a Director                of Centennial;
                                                                 formerly President and Director of
                                                                 OAMC, and Chairman of the Board of
                                                                 SSI.

James Tobin,
Vice President                     None.

Jay Tracey,
Vice President                     An officer and/or portfolio manager
                                   of certain Oppenheimer funds;
                                   formerly Managing Director of
                                   Buckingham Capital Management.

Gary Tyc,
Vice President, Assistant
Secretary and Assistant Treasurer  Assistant Treasurer of the
                                   Distributor and SFSI.

Ashwin Vasan,
Vice President                     An officer and/or portfolio manager
                                   of certain Oppenheimer funds.

Dorothy Warmack,
Vice President                     An officer and/or portfolio manager
                                   of certain Oppenheimer funds.

Jerry Webman,
Senior Vice President              Director of New York-based tax-exempt
                                   fixed     income Oppenheimer funds;
                                   Formerly, Managing            Director and Chief
                                   Fixed Income Strategist       at Prudential
                                   Mutual Funds.

Christine Wells,
Vice President                     None.

Joseph Welsh,
Assistant Vice President           None.


Kenneth B.White,
Vice President                     An officer and/or portfolio manager
                                   of   certain Oppenheimer funds; a
                                   Chartered      Financial Analyst; Vice
                                   President of   HarbourView; prior to
                                   March 1996, an equity         portfolio
                                   manager for Panorama Series Fund,
                                   Inc. and other mutual funds and
                                   pension   funds managed by G.R. Phelps.

William L. Wilby,
Senior Vice President              An officer and/or portfolio manager
                                   of certain Oppenheimer funds; Vice
                                   President of HarbourView.

Carol Wolf,
Vice President                     An officer and/or portfolio manager
                                   of certain Oppenheimer funds; Vice
                                   President of Centennial; Vice
                                   President, Finance and Accounting and
                                   member of the Board of Directors of
                                   the Junior League of Denver, Inc.;
                                   Point of Contact: Finance Supporters
                                   of Children; Member of the Oncology
                                   Advisory Board of the Childrens
                                   Hospital; Member of the Board of
                                   Directors of the Colorado Museum of
                                   Contemporary Art.

Caleb Wong,
Assistant Vice President           None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                    Assistant Secretary of the
                                   Oppenheimer funds; Assistant
                                   Secretary of SSI and SFSI.

Jill Zachman,
Assistant Vice President:
Rochester Division                 None.

Arthur J. Zimmer,
Vice President                     An officer and/or portfolio manager
                                   of certain Oppenheimer funds; Vice
                                   President of Centennial.

          The Oppenheimer Funds include the New York-based
Oppenheimer Funds, the Denver-based Oppenheimer Funds and the
Oppenheimer/Quest Rochester Funds, as set forth below:

New York-based Oppenheimer Funds
--------------------------------
Oppenheimer Multiple Strategies Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust
Oppenheimer New York Municipal Fund
Oppenheimer Series Fund, Inc.
Oppenheimer Municipal Bond Fund
Oppenheimer U.S.Government Trust
Oppenheimer World Bond Fund
Oppenheimer Developing Markets Fund

Quest/Rochester Funds
---------------------
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest for Value Funds
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Bond Fund For Growth
Rochester Fund Municipals
Limited Term New York Municipal Fund


Denver-based Oppenheimer Funds
------------------------------
Oppenheimer Cash Reserves
Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Daily Cash Accumulation Fund, Inc.
The New York Tax-Exempt Income Fund, Inc.
Oppenheimer Champion Income Fund
Oppenheimer Equity Income Fund
Oppenheimer High Yield Fund
Oppenheimer Integrity Funds
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Strategic Income Fund
Oppenheimer Municipal Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
Oppenheimer Real Asset Fund

The address of OppenheimerFunds, Inc., the New York-based
Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor,
Inc., HarbourView Asset Management Corp., Oppenheimer Partnership
Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World
Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder
Financial Services, Inc., Shareholder Services, Inc.,
OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management,
Inc. is 6803 South Tucson Way, Englewood,Colorado 80012.

The address of MultiSource Services, Inc. is 1700 Lincoln Street,
Denver, Colorado 80203.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.




Item 29.  Principal Underwriter
--------  ---------------------

          (a)  OppenheimerFunds Distributor, Inc. is the
Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

          (b) The directors and officers of the Registrant's principal underwriter are:


Name & Principal          Positions & Offices     Positions & Offices
Business Address          with Underwriter        with Registrant
----------------          -------------------     -------------------
George C. Bowen(1)        Vice President and      Vice President and
                          Treasurer               Treasurer of the
                                                  Oppenheimer funds.

Julie Bowers              Vice President          None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan          Vice President          None
1940 Cotswold Drive
Orlando, FL 32825

Maryann Bruce(2)          Senior Vice President;  None
                          Director: Financial
                          Institution Division

Robert Coli               Vice President          None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins         Vice President          None
710-3 E. Ponce de Leon Ave.
Decatur, GA  30030

William Coughlin          Vice President          None
542 West Surf - #2N
Chicago, IL  60657

Mary Crooks(1)

E. Drew Devereaux(3)      Assistant Vice President     None

Rhonda Dixon-Gunner(1)    Assistant Vice President     None

Andrew John Donohue(2)    Executive Vice          Secretary of
                          President & Director    the Oppen-heimer
                                                  funds.

Wendy H. Ehrlich          Vice President          None
4 Craig Street
Jericho, NY 11753

Kent Elwell               Vice President          None
41 Craig Place
Cranford, NJ  07016

Todd Ermenio              Vice President          None
11011 South Darlington
Tulsa, OK  74137

John Ewalt                Vice President          None
2301 Overview Dr. NE
Tacoma, WA 98422

George Fahey              Vice President          None
201 E. Rund Grove Rd.
#26-22
Lewisville, TX 75067

Katherine P. Feld(2)      Vice President          None
                          & Secretary

Mark Ferro                Vice President          None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)     Vice President          None

Reed F. Finley            Vice President          None
1657 Graefield
Birmingham, MI  48009

Wendy Fishler(2)          Vice President          None


Ronald R. Foster          Senior Vice President   None
11339 Avant Lane
Cincinnati, OH 45249

Patricia Gadecki          Vice President          None
950 First St., S.
Suite 204
Winter Haven, FL  33880

Luiggino Galleto          Vice President          None
10239 Rougemont Lane
Charlotte, NC 28277

Mark Giles                Vice President          None
5506 Bryn Mawr
Dallas, TX 75209

Ralph Grant(2)            Vice President/National None
                          Sales Manager

Sharon Hamilton           Vice President          None
720 N. Juanita Ave.,#1
Redondo Beach, CA 90277

Byron Ingram(2)           Assistant Vice President     None


Mark D. Johnson           Vice President          None
129 Girard Place
Kirkwood, MO 63105

Michael Keogh(2)          Vice President          None

Richard Klein             Vice President          None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Daniel Krause             Vice President          None
13416 Larchmere Square
Shaker Heights, OH 44120

Ilene Kutno(2)            Assistant Vice President     None

Todd Lawson               Vice President          None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Wayne A. LeBlang          Senior Vice President   None
23 Fox Trail
Lincolnshire, IL 60069

Dawn Lind                 Vice President          None
7 Maize Court
Melville, NY 11747

James Loehle              Vice President          None
30 John Street
Cranford, NJ  07016

Todd Marion               Vice President          None
21 N. Passaic Avenue
Chatham,N.J. 07928

Marie Masters             Vice President          None
520 E. 76th Street
New York, NY  10021

John McDonough            Vice President          None
P.O. Box 760
50 Riverview Road
New Castle, NH  03854

Tanya Mrva(2)             Assistant Vice President     None

Laura Mulhall(2)          Senior Vice President   None

Charles Murray            Vice President          None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray              Vice President          None
32 Carolin Road
Upper Montclair, NJ 07043

Chad V. Noel              Vice President          None
3238 W. Taro Lane
Phoenix, AZ  85027

Joseph Norton             Vice President          None
2518 Fillmore Street
San Francisco, CA  94115

Patrick Palmer            Vice President          None
958 Blue Mountain Cr.
West Lake Village, CA 91362

Kevin Parchinski          Vice President          None
1105 Harney St., #310
Omaha, NE  68102

Randall Payne             Vice President          None
3530 Providence Plantation Way
Charlotte, NC  28270

Gayle Pereira             Vice President          None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit         Vice President          None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti             Vice President          None
1777 Larimer St. #807
Denver, CO  80202

Tilghman G. Pitts, III(2) Chairman & Director     None

Elaine Puleo(2)           Vice President          None

Minnie Ra                 Vice President          None
895 Thirty-First Ave.
San Francisco, CA  94121

Michael Raso              Vice President          None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

John C. Reinhardt(3)      Vice President          None

Douglas Rentschler        Vice President          None
867 Pemberton
Grosse Pointe Park, MI
48230

Ian Robertson             Vice President          None
4204 Summit Wa
Marietta, GA 30066

Michael S. Rosen(3)       Vice President          None

Kenneth Rosenson          Vice President          None
3802 Knickerbocker Place
Apt. #3D
Indianapolis, IN  46240

James Ruff(2)             President               None

Timothy Schoeffler        Vice President          None
1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino         Vice President          None
785 Beau Chene Drive
Mandeville, LA  70471

Robert Shore              Vice President          None
26 Baroness Lane
Laguna Niguel, CA 92677

George Sweeney            Vice President          None
1855 O'Hara Lane
Middletown, PA 17057

Andrew Sweeny             Vice President          None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum      Vice President          None
7123 Cornelia Lane
Dallas, TX  75214

David G. Thomas           Vice President          None
8116 Arlingon Blvd.
#123
Falls Church, VA 22042

Philip St. John Trimble   Vice President          None
2213 West Homer
Chicago, IL 60647

Sarah Turpin              Vice President          None
2735 Dover Road
Atlanta,GA  30327

Gary Paul Tyc(1)          Assistant Treasurer     None

Mark Stephen Vandehey(1)  Vice President          None

Marjorie Williams         Vice President          None
6930 East Ranch Road
Cave Creek, AZ  85331


(1) 6803 South Tucson Way, Englewood, Colorado 80112
(2) Two World Trade Center, New York, NY 10048-0203
(3) 350 Linden Oaks, Rochester, NY  14625-2807

          (c)  Not applicable.


Item 30.  Location of Accounts and Records

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 31.  Management Services

           Not applicable.

Item 32.  Undertakings

     (a)  Not applicable.

     (b) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of its registration statement under the Securities Act of 1933.

     (c)  Not applicable.

                               SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of July, 1997.

                    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND


                    By:  /s/ Bridget A. Macaskill
                         ------------------------
                         Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:


Signatures:                   Title                    Date
-----------                   -----                    ----
/s/ Leon Levy             Chairman of the
--------------            Board of Trustees       July 14, 1997
Leon Levy

/s/ Bridget A. Macaskill  President, Principal         July 14, 1997
------------------------  Executive Officer and
Bridget A. Macaskill          Trustee

/s/ George Bowen              Treasurer and            July 14, 1997
-----------------             Principal Financial
George Bowen              and Accounting
                          Officer

/s/ Robert G. Galli       Trustee                 July 14, 1997
-------------------
Robert G. Galli

/s/ Benjamin Lipstein         Trustee                  July 14, 1997
----------------------
Benjamin Lipstein

/s/ Elizabeth B. Moynihan     Trustee                  July 14, 1997
--------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall        Trustee                  July 14, 1997
-----------------------
Kenneth A. Randall

/s/ Edward V. Regan           Trustee                  July 14, 1997
--------------------
Edward V. Regan


/s/ Russell S. Reynolds, Jr.       Trustee                  July 14, 1997
-----------------------------
Russell S. Reynolds, Jr.

/s/Donald W. Spiro        Trustee                 July 14, 1997
------------------
Donald W. Spiro

/s/ Pauline Trigere           Trustee                  July 14, 1997
--------------------
Pauline Trigere

/s/ Clayton K. Yeutter        Trustee                  July 14, 1997
-----------------------
Clayton K. Yeutter

              OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                               EXHIBIT INDEX


Form N-1A
Item No.            Description

24(b)(1)            Declaration of Trust dated 6/23/97

24(b)(2)            By-Laws dated 6/23/97

24(b)(4)(i)         Specimen Share Certificate for Class A Shares

24(b)(4)(ii)        Specimen Share Certificate for Class B Shares

24(b)(4)(iii)       Specimen Share Certificate for Class C Shares

24(b)(5)            Form of Investment Advisory Agreement

24(b)(6)            Form of General Distributor's Agreement

24(b)(8)            Form of Custodian Agreement

24(b)(15)(i)        Form of Distribution and Service Plan and
                    Agreement for Class A Shares

24(b)(15)(ii)       Form of Distribution and Service Plan and
                    Agreement for Class B Shares

24(b)(15)(iii)      Form of Distribution and Service Plan and
                    Agreement for Class C Shares

     ---            Powers of Attorney and Certified Board
                    Resolutions

